1933 Act File No. 33-66528
                                                   1940 Act File No. 811-7912

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                 ------

     Pre-Effective Amendment No.         ................

     Post-Effective Amendment No.   13  .................           X
                                  ------                         ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

     Amendment No.  14_.............................................X
                   ----                                          ------

                            OLD WESTBURY FUNDS, INC.

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

                    (Address of Principal Executive Offices)

                                 (412) 288-8160

                         (Registrant's Telephone Number)

Robert C. Elliott                 Copies To:    Michael R. Rosella, Esquire
Bessemer Trust Company, N.A.                    Battle Fowler LLP
630 Fifth Avenue                                75 East 55th Street
New York, New York 10111                        New York, New York 10022

(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 X  immediately upon filing pursuant to paragraph (b)
  _ on         , pursuant to paragraph (b)

    60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph
    (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                 OLD WESTBURY
                                 FUNDS, INC.

--------------------------------------------------------------------------------

                                                    Prospectus
                                                    February 28, 1999

                                Bessemer Trust

                     ------------------------------------
                     I N V E S T M E N T  A D V I S O R

                              OLD WESTBURY FUNDS, INC.



                                   Prospectus
                               February 28, 1999

                        Old Westbury Core Equities Fund
                      Old Westbury Growth Opportunity Fund

                        Old Westbury International Fund
                         Old Westbury Fixed Income Fund

                        Old Westbury Municipal Bond Fund

    As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                    CONTENTS

Fund Goals, Strategies, Risks and Performance................................  1
Summary of Fund Expenses.....................................................  6
Principal Securities in Which the Funds Invest...............................  7
Specific Risks of Investing in the Funds.....................................  9
What Do Shares Cost?......................................................... 13
How Do I Purchase Shares?.................................................... 14
How Do I Redeem Shares?...................................................... 15
How Do I Exchange Shares?.................................................... 17
Account and Share Information................................................ 17
Who Manages the Funds?....................................................... 18
Distribution of Fund Shares.................................................. 20
Financial Information........................................................ 21



                 FUND GOALS, STRATEGIES, RISKS AND PERFORMANCE

    The Old Westbury Funds offers five portfolios, including three equity funds and two income funds. The following describes the investment goals, strategies, and principal risks of each Fund. There can be no assurance that a Fund will achieve its goal.



    The investment objective of each Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of the Fund that would be affected by such a change. The investment strategies are not fundamental and may be changed without shareholder approval.

Equity Funds



  Old Westbury Core Equities Fund



    Goal: The Fund's goal is to seek above-average long-term capital appreciation.

    Strategy: The Fund invests in a diversified portfolio of large-sized companies that have potential for above-average earnings growth. The Fund seeks to invest primarily in companies which are traded on a recognized national stock exchange and which, in the Adviser's opinion, will be able to increase their net income by 15%-20% or more annually over a five year period. The Fund will also invest in "opportunistic" companies that the Adviser believes have strong earnings prospects for a limited time period as a result of an economic or new product cycle or company restructuring. The Fund will invest at least 65% of its total assets in equity securities of companies with market capitalizations of at least $4 billion.

  Old Westbury Growth Opportunity Fund



    Goal: The Fund's goal is to seek capital appreciation.

    Strategy: The Fund invests in a diversified portfolio of small- and medium-sized U.S. and, to a lesser extent, Canadian companies which are traded on a recognized national or Canadian stock exchange and which, in the opinion of the Adviser, have potential to become industry leaders. The Fund seeks to invest primarily in equity securities of companies whose market capitalizations are less than $4 billion and which, in the Adviser's opinion, will be able to increase their rate of growth as a result of a catalyst, such as new products, changes in consumer preferences, new management or changes in the economy.



  Old Westbury International Fund



    Goal: The Fund's goal is to seek long-term growth of capital.

Strategy: The Fund invests in a diversified portfolio of foreign companies located outside of the U.S., at least 85% of which are listed on recognized foreign securities exchanges. The Fund will invest at least 65% of its assets in equity securities of companies representing at least three foreign countries. The Fund may invest 25% or more of its assets in the securities of a single country. The Fund may invest up to 50% of its assets in securities of companies in emerging market countries. Securities are selected for investment based upon the Adviser's analysis of (i) the economic prospects for a particular geographical region or country; (ii) the prospects of a particular industrial sector within the selected geographical area; and (iii) the prospects of a particular company within the selected industrial sector.

Income Funds



  Old Westbury Fixed Income Fund



    Goal: The Fund's goal is to seek total return (consisting of current income and capital appreciation).

    Strategy: The Fund invests in a diversified portfolio of investment grade bonds and notes. The Fund will invest at least 65% of its total assets in fixed income securities including corporate, asset-backed, mortgage-backed, and U.S. government securities. The Adviser attempts to manage the Fund's "total return" (which includes both changes in principal value of the Fund's securities and income earned) by lengthening or shortening the average maturity of the Fund's securities according to whether the Adviser expects market interest rates to increase or decline.

  Old Westbury Municipal Bond Fund



    Goal: The Fund's goal is to provide dividend income that is exempt from regular Federal income tax.

    Strategy: The Fund invests in a diversified portfolio of investment-grade municipal securities, which includes tax-free debt securities of states, territories and possessions of the U.S., and in political subdivisions and taxing authorities of these entities. At least 80% of the Fund's income from investments in municipal securities will be exempt from regular Federal income tax. Interest from the Fund's investments may be subject to the Federal alternative minimum tax for individuals and corporations.

Principal Risks of the Funds





                              Core     Growth                  Fixed
                            Equities Opportunity International Income Municipal

                              Fund      Fund         Fund       Fund  Bond Fund

                            -------- ----------- ------------- ------ ---------
Equity Securities Risks         X          X            X

-------------------------------------------------------------------------------
Foreign Securities Risks                   X            X

-------------------------------------------------------------------------------
Emerging Markets Risks                                  X

-------------------------------------------------------------------------------
Fixed Income

  Securities Risks                                                X        X

-------------------------------------------------------------------------------
Municipal Securities Risks                                                 X

-------------------------------------------------------------------------------
Asset-Backed/Mortgage-

  Backed Securities Risks                                         X

-------------------------------------------------------------------------------
Futures and Options Risks       X          X            X         X

-------------------------------------------------------------------------------
Risks Relating to

  Company Size                             X

-------------------------------------------------------------------------------
Securities Lending Risks        X          X            X         X        X

-------------------------------------------------------------------------------




A complete description of the risks can be found in "Specific Risks of Investing in the Funds" herein.

    Loss of money is a risk of investing in any of the Old Westbury Funds. An investment in any of the Old Westbury Funds is not a deposit or obligation of a bank, is not endorsed or guaranteed by a bank and is not insured or guaranteed by the U.S. Government Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Performance Bar Chart and Total Return--Growth Opportunity Fund

    The bar chart and table shown below provide an indication of the risks of investing in the Old Westbury Growth Opportunity Fund by showing changes in the Fund's performance over a 1-year period and by showing how the Fund's average annual returns since inception and for one year compared to those of Russell 2500 Index, a broad based securities market index which measures the performance of U.S. companies. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



[CHART APPEARS HERE-SEE APPENDIX]



During the 1-year period shown in the bar chart, the highest return for a quarter was 18.86% (quarter ended 12/31/98) and the lowest return for a quarter was (18.67)% (quarter ended 9/30/98).



Average Annual Total Returns
(for the calendar year   Past     Since
ended 12/31/98)          One Year Inception*

--------------------------------------------
Growth Opportunity Fund  (1.65)%  9.98%

--------------------------------------------
Russell 2500 Index       0.04%    12.10%
--------------------------------------------





*Inception date of 2/28/97.

Performance Bar Chart and Total Return--International Fund

    The bar chart and table shown below provide an indication of the risks of investing in the Old Westbury International Fund by showing changes in the Fund's performance from year to year over a 5-year period and by showing how the Fund's average annual returns since inception, and for one and five years compared to those of MSCI EAFE Index, a broad-based securities market index of foreign securities. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



[CHART APPEARS HERE-SEE APPENDIX]



During the 5-year period shown in the bar chart, the highest return for a quarter was 16.95% (quarter ended 12/31/98) and the lowest return for a quarter was (17.93)% (quarter ended 9/30/98).




Average Annual Total Returns

(for the calendar year ended  Past     Past    Since
12/31/98)                     One Year 5 Years Inception*

---------------------------------------------------------
International Fund            (1.14)%  1.35%   3.31%

---------------------------------------------------------
MSCI EAFE Index               25.12%   10.02%  9.30%
---------------------------------------------------------




*Inception date of 10/22/93.

                                     * * * * *

    Performance bar charts and total returns for Core Equities Fund, Fixed Income Fund and Municipal Bond Fund are not provided since these Funds have not been in operation for a full calendar year. The total returns for these Funds from inception through October 31, 1998, are provided under the section "Financial Information" herein.

                            SUMMARY OF FUND EXPENSES

    This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.





                               Core     Growth                  Fixed  Municipal
                             Equities Opportunity International Income   Bond

                               Fund      Fund         Fund       Fund    Fund

                             -------- ----------- ------------- ------ ---------

Shareholder Fees
 Fees Paid Directly From
 Your Investment

Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of

 offering price)...........    None      None         None       None    None
Annual Fund Operating Expenses(1)
 Expenses That are Deducted
 From Fund Assets

Management Fee(2)..........    0.70%     0.79%        0.78%      0.45%   0.45%
Distribution (12b-1) Fee...    0.25%     0.25%        0.25%      0.25%   0.25%
Other Expenses(3)..........    1.28%     0.53%        0.50%      6.43%   3.25%
Total Annual Fund
  Operating Expenses.......    2.23%     1.57%        1.53%      7.13%   3.95%
-----------
(1)  Although not contractually obligated to do so, the adviser and administrator waived and reimbursed certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended October 31, 1998.

 Waiver/Reimbursement of

  Fund Expenses............    0.98%     0.07%        0.03%      6.08%   2.90%
 Total Actual Annual Fund
  Operating Expenses
  (After Waivers and

  Reimbursements)..........    1.25%     1.50%        1.50%      1.05%   1.05%




(2) The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fees paid (after the voluntary waiver) were 0.00%, 0.74%, 0.78%, 0.00% and 0.00% for the Core Equities, Growth Opportunity, International Fixed Income and Municipal Bond Funds, respectively, for the year ended October

     31, 1998.

(3) The administrator voluntarily waived a portion of the administrative fee and the Adviser waived and reimbursed certain other operating expenses. Other Expenses (after the voluntary waiver and reimbursements) were 1.00%, 0.49%, 0.46%, 0.81% and 0.81% for the Core Equities, Growth Opportunity, International, Fixed Income and Municipal Bond Funds, respectively, for the year ended October 31, 1998.

Example

    The following Example is intended to help you compare the cost of investing in each Fund's Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Shares operating expenses are before waivers and reimbursements as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:





                               Core     Growth                  Fixed  Municipal
                             Equities Opportunity International Income   Bond

                               Fund      Fund         Fund       Fund    Fund

                             -------- ----------- ------------- ------ ---------
1 Year......................  $  226    $  160       $  156     $  705  $  397
3 Years.....................  $  697    $  496       $  483     $2,071  $1,204
5 Years.....................  $1,195    $  855       $  834     $3,380  $2,028
10 Years....................  $2,565    $1,867       $1,824     $6,415  $4,164


                 PRINCIPAL SECURITIES IN WHICH THE FUNDS INVEST



Equity Securities

    Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. Funds purchasing equity securities cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

 Common Stocks



    Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Fixed Income Securities



    Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

    A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

Tax Exempt Securities

    Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

 Municipal Notes

    Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.



Foreign Securities



    Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:



  . it is organized under the laws of, or has a principal office located in, another country;

  .   the principal trading market for its securities is in another country;

      or

  . it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.



    Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject currency risks and risks of foreign investing.



                    SPECIFIC RISKS OF INVESTING IN THE FUNDS

Equity Securities Risks

  The EQUITY FUNDS are subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risks, it offers the potential for greater reward.

    Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small- and medium-capitalization companies and lower with large-capitalization companies. Therefore, you should expect that investments in GROWTH OPPORTUNITY FUND will be more volatile than broad stock market indices such as the S&P 500 or funds that invest in large-capitalization companies such as CORE EQUITIES FUND.

Foreign Securities Risks

    Foreign securities pose additional risks over U.S.-based securities for a number of reasons. Because INTERNATIONAL FUND invests primarily in foreign securities, and GROWTH OPPORTUNITY FUND can invest in Canadian securities, you should expect that these factors may adversely affect the value of an investment in these Funds. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens' rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, taxation policies, currency exchange rates and regulations, and accounting standards. INTERNATIONAL FUND and GROWTH OPPORTUNITY FUND may incur higher costs and expenses when making foreign investments, which will affect the Funds' total return.

    Foreign securities may be denominated in foreign currencies. Therefore, the value of a Fund's assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although INTERNATIONAL FUND and GROWTH OPPORTUNITY FUND value their assets daily in U.S. dollars, they will not convert their holdings of foreign currencies to U.S. dollars daily. Therefore, the Funds may be exposed to currency risks over an extended period of time.

Emerging Market Securities Risks



    INTERNATIONAL FUND may invest up to 50% of its assets in developing or emerging market securities. Investments in developing or emerging market securities are subject to higher risks than those in developed market countries because there is greater uncertainty in less established markets and economies. These risks include political, social or economic systems, smaller securities markets, lower trading volume, and substantial rates of inflation.



Fixed Income Securities Risks



    Risks of fixed income securities will affect the INCOME FUNDS.

    Prices of fixed-rate debt securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, since the price of these securities can be expected to decrease when interest rates increase, you can expect that the value of investments in a Fund may go down. Although the Adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to do so.



    Fixed income securities may be subject to maturity risks. Longer-term debt securities will experience greater price volatility than debt securities with shorter maturities. You can expect the net asset values of a Fund to fluctuate accordingly.

    Fixed income securities also have credit risks. The credit quality of a debt security is based upon the issuer's ability to repay the security. If payments on a debt security are not made when due, that may cause the net asset value of a Fund holding the security to go down.

    Fixed income securities may also be subject to call risk. If interest rates decline, an issuer may repay (or "call") a debt security held by a Fund prior to its maturity. If this occurs, the Adviser may have to reinvest the proceeds in debt securities paying lower interest rates. If this happens, a Fund may have a lower yield.

    In addition, FIXED INCOME FUND may invest in "inverse floaters," which are a form of "derivative" debt security, and whose price may be subject to extreme fluctuation in the event of interest rate movements.

Municipal Securities Risks

    An investment in MUNICIPAL BOND FUND will be affected by municipal securities risks. Local political and economic factors may adversely affect the value and liquidity of municipal securities held by a Fund. The value of municipal securities also may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that the interest on an otherwise tax-exempt municipal security may be subject to federal income tax.

Asset-Backed/Mortgage-Backed Securities Risks

    An investment in FIXED INCOME FUND will be subject to asset-backed and mortgage-backed securities risks which includes prepayment when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales. The Fund's yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities.

    Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.



Futures and Options Risks

    GROWTH OPPORTUNITY FUND, CORE EQUITIES FUND, and FIXED INCOME FUND may use financial and stock index futures and options primarily to protect against adverse changes to the value of portfolio securities due to anticipated changes in interest rates or market conditions. Similarly, INTERNATIONAL FUND may use foreign currency futures and options to protect against adverse changes to the value of portfolio securities due to anticipated changes in foreign currency rates. The successful use of futures, options and other derivative instruments is based on the Adviser's ability to correctly anticipate market movements. When the direction of the prices of a Fund's securities does not correlate with the changes in the value of these transactions, or when the trading market for derivatives becomes illiquid, a Fund could lose money.

Risks Related to Company Size

    Generally, the smaller the market capitalization of a company, the fewer the number of shares its trade daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.



    Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.



Securities Lending Risks



    When a Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis. If this occurs, the Fund may lose certain investment opportunities. The Funds are also subject to the risks associated with the investment of cash collateral, usually fixed-income securities risk.



Temporary Defensive Investments



    To minimize potential losses and maintain liquidity necessary to meet shareholder redemptions during adverse market conditions, each of the Old Westbury Funds may temporarily depart from its principal investment strategy by investing up to 100% of Fund assets in cash or short-term, high quality money market instruments (e.g. commercial paper, repurchase agreements, etc.). This may cause a Fund to temporarily forego greater investment returns for the safety of principal.



Investments in Other Investment Companies

    The Funds may invest their assets in securities of other investment companies as an efficient means of carrying out their investment policies. Investment companies incur certain expenses such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses.

Investment Ratings

    Some securities in which the Funds invest will be rated in the lowest investment grade category (e.g. BBB or Baa). Securities rated BBB by Standard and Poor's or Baa by Moody's Investors Services, Inc. have speculative characteristics. Unrated securities will be determined by the Adviser to be of like quality and may have greater risk (but a potentially higher yield) than comparable rated securities. If a security is downgraded, the Adviser will re-evaluate the security and determine whether or not the security is an acceptable investment.

Portfolio Turnover

    Each Fund does not intend to invest for the purpose of seeking short-term profits. Securities will be sold without regard to the length of time they have been held when the Funds' Adviser believes it is appropriate to do so in light of each Fund's investment goal. A higher portfolio turnover rate involves greater transaction expenses which must be borne directly by a Fund (and thus, indirectly by its shareholders), and affects Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to that Fund's shareholders, are taxable to them.

Year 2000 Readiness

    The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Funds.

    While it is impossible to determine in advance all of the risks to the Funds, the Funds could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications. The Funds' service providers are making changes to their computer systems to attempt to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

    Year 2000 problems would also increase the risks of the Funds' investments. To assess the potential effect of the Year 2000 problem, the investment adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

    The financial impact of these issues for the Funds is still being determined. There can be no assurance that potential Year 2000 problems will not have a material adverse effect on the Funds.

                              WHAT DO SHARES COST?

    You can buy shares of a Fund at net asset value (NAV), without a sales charge, on any day the New York Stock Exchange (NYSE) is open for business. NAV is determined at the end of regular trading (normally 4 p.m., Eastern time) each day the NYSE is open. Your purchase order must be received in proper form by 4:00 p.m. (Eastern time) in order to receive that day's NAV.

    Each Fund's NAV is computed by dividing the value of the Fund's net assets (i.e., the value of a Fund's securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of shares outstanding. Portfolio securities for which market quotations are readily available are valued at market value. All other investment assets of the Funds are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair value. Since International Fund has portfolio securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Fund does not price its shares, the NAV for International Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

    To open an account with one of the Funds, your first investment must be at least $1,000. However, you can add to your account for as little as $100. In special circumstances, these minimums may be waived or lowered at the Funds' discretion.

                           HOW DO I PURCHASE SHARES?

    Shares of each Portfolio may be purchased by mail or by wire through the Distributor (Edgewood Services Inc.) or through a Shareholder Servicing Agent or Broker-Dealer that has an agreement with the Distributor (Authorized Dealer)

or with the Adviser.

    If you purchase shares directly from the Distributor, your account will be maintained by the transfer agent of the Funds, FSSI (Transfer Agent). For account balance information and shareholder services, you may call FSSI at (800) 607-2200.

 By Mail



  Through an Authorized Dealer

    Contact your Authorized Dealer for instructions. Shares will be issued upon receipt of payment by the Funds.



  Through the Distributor

  . Complete the Purchase Application which accompanies this Prospectus; and

  .   Mail it together with a check payable to name of the Fund to:

    Old Westbury Funds, Inc.
    P.O. Box 926
    New York, NY 10159-0926

    Subsequent investments in a Fund do not require a Purchase Application; however, the shareholder's account number must be clearly marked on the check to ensure proper credit.

    Subsequent investments may also be made by sending a check with the detachable coupon that regularly accompanies the confirmation of a previous transaction.



 By Wire



    Investments may be made directly through the use of wire transfers of federal funds. Shares purchased by wire will be effected at the public offering price next determined after acceptance of the order by the Distributor.

  Through an Authorized Dealer

    Contact your Authorized Dealer for instructions.



  Through the Distributor



    If you do not have a relationship with an Authorized Dealer, you may purchase shares directly from the Distributor by federal funds wire.



    Investors making initial investments by wire must promptly complete the Purchase Application accompanying this Prospectus and forward it to the Funds' Transfer Agent. No Purchase Application is required for subsequent investments.

Complete applications should be directed to:

    Old Westbury Funds, Inc.
    P.O Box 926
    New York, NY 10159-0926



    Please contact FSSI at (800) 607-2200 for complete instructions.



                            HOW DO I REDEEM SHARES?

    Shares of each Fund may be redeemed by mail or by wire through an Authorized Dealer or through the Funds' Transfer Agent.



    Redemptions will only be made on days when a Fund computes its NAV. When your redemption request is received in proper form shares of the Fund will be redeemed at its next determined NAV.



    Redemption requests must be received by 4:00 p.m. (Eastern time) in order for shares to be redeemed at that day's NAV. Redemption proceeds will normally be mailed the following business day, but in no event more than seven days, after the request is made.

 By Telephone

  Through your Authorized Dealer

    Contact your Authorized Dealer for complete instructions. Your Authorized Dealer may accept your redemption request if you have previously elected this service.

  Through the Transfer Agent



    For shareholders whose accounts are maintained by the Transfer Agent, if you have authorized the telephone redemption privilege in your Purchase Application, you may redeem shares by calling the Transfer Agent at (800) 607-2200.

 By Mail



  Through your Authorized Dealer

    Send a letter to your Authorized Dealer, indicating your name, the Fund name, your account number, and the number of shares or dollar amount you want to redeem. Your request must be signed in exactly the same way the account is registered (if there is more than one owner of the shares, all must sign).

    Shareholders may also redeem Fund shares through participating organizations holding such shares who have made arrangements with the Funds permitting them to redeem such shares by telephone or facsimile transmission and who may charge a fee for this service.

  Through the Transfer Agent

    For shareholders whose accounts are maintained by the Transfer Agent, redemptions may be made by sending a written redemption request indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem to:

    Old Westbury Funds, Inc.
    P.O. Box 926
    New York, NY 10159-0926



    For additional assistance, call (800) 607-2200.



 Additional Conditions

Signature Guarantees

    You must have a signature guarantee on written redemption requests:

  .   when you are requesting a redemption of $50,000 or more;

  . when you want a redemption to be sent to an address other than the one you have on record with the Fund; or

  . when you want the redemption payable to someone other than the shareholder of record.

    A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.



Limitations on Redemption Proceeds

    Redemption proceeds normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:



  .   to allow your purchase payment to clear;

  .   during periods of market volatility; or

  . when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

                           HOW DO I EXCHANGE SHARES?

    You may exchange shares of a Fund for shares of any of the other Funds free of charge, provided you meet the $1,000 minimum investment requirement. An exchange is treated as a redemption and subsequent purchase, and is therefore a taxable transaction. Signatures must be guaranteed if you request and exchange into another Fund with a different shareholder registration. The Funds will provide shareholders with 60 days' written notice prior to any modification of this exchange privilege.

                         ACCOUNT AND SHARE INFORMATION

Confirmations and Account Statements

    You will receive confirmation of purchases, redemptions and exchanges. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

Dividends and Capital Gains



    Dividends (if any) are paid to shareholders invested in the Funds on the record date. In addition, each Fund intends to pay dividends and capital gains distributions, if any, on a quarterly basis. Your dividends and capital gains distributions will be automatically reinvested in additional shares unless you elect cash payments.



    If you purchase shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before the Fund declares a dividend or capital gain.



Tax Information

    The Funds send you an annual statement of your account activity to assist you in completing your Federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; exempt-interest dividends are exempt from regular Federal income tax and, capital gains are taxable at long-term capital gains rates.

    Fund distributions for Core Equities Fund, Growth Opportunity Fund and International Fund are expected to be primarily capital gains. Fund distributions for the Fixed Income Fund are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Fund distributions from Municipal Bond Fund are expected to be primarily exempt-interest dividends.

    Please consult your tax adviser regarding your Federal, state, and local tax liability.

 Municipal Bond Fund

    The Fund sends you a timely statement of your account activity to assist you in completing your Federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from Federal income tax, although a portion of the Fund's dividends may not be exempt. Whether or not dividends are exempt from federal income tax, they may be subject to state and local taxes. You may have to include certain dividends as taxable income if the Federal alternative minimum tax applies to you. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales.



                             WHO MANAGES THE FUNDS?



    The Board of Directors governs the Funds. The Board selects and oversees the Adviser, Bessemer Trust Company, N.A. (Bessemer). The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is 630 Fifth Avenue, New York, New York 10111.

    The Adviser is a subsidiary of The Bessemer Group, Incorporated. The Adviser, and other subsidiaries of The Bessemer Group, Incorporated, advise or provide investment, fiduciary and personal banking services to approximately 1,048 clients with total assets under supervision of over $23 billion as of December 31, 1998.



    For its services under an Advisory Contract, the Adviser receives an advisory Fee from each Fund, computed daily and payable monthly, in accordance with the following schedule:




                                             First $100 Second $100   Average
                                             million of million of   net assets

                                              average     average    exceeding
                                             net assets net assets  $200 million

                                             ---------- ----------- ------------
Core Equities Fund..........................   0.70%       0.65%       0.60%
Growth Opportunity Fund.....................   0.80%       0.75%       0.70%
International Fund..........................   0.80%       0.75%       0.70%
Fixed Income Fund...........................   0.45%       0.40%       0.35%
Municipal Bond Fund.........................   0.45%       0.40%       0.35%

    Mr. John D. Chadwick, Executive Vice President and Portfolio Manager, is primarily responsible for the day-to-day investment management of Core Equities Fund. Mr. Chadwick has managed the Fund since its inception. Prior to joining Bessemer in 1994, Mr. Chadwick served as Senior Vice President and Senior Portfolio Manager at Kidder Peabody & Co. from 1985 through 1994 where he started the Equity Income Fund and managed certain index funds. Mr. Chadwick received a B.A. in Economics from Harvard University and an M.B.A. in Industrial Management from the Wharton School of Finance & Commerce of the University of Pennsylvania.

    Mr. Harry P. Rekas, Senior Vice President and Portfolio Manager, is primarily responsible for the day-to-day investment management of Growth Opportunity Fund. Mr. Rekas has managed the Fund since its inception. Prior to joining Bessemer in 1996, Mr. Rekas managed the capital appreciation portfolio of AIG Investment Management Corporation. Mr. Rekas graduated from the Wharton School of the University of Pennsylvania, where he majored in Finance, and he earned an MBA degree from Pepperdine University.

    Ms. Hermione Davies, Senior Vice President and Portfolio Manager, is in charge of Bessemer's International Equity Investments and is primarily responsible for the day-to-day investment management of International Fund.
Ms. Davies has managed the Fund since July, 1998. She is a member of the Bessemer Investment Policy and Strategy Committee. Prior to joining Bessemer in 1986, Ms. Davies was with Guinness Mahon and Co. Ltd., responsible for
Japanese investments and management of the offshore unit trust Pacific Fund. Ms. Davies holds a B.A. from Oxford University in 1981 and a Postgraduate Diploma in Economics from Birkbeck College, University of London in 1984.

    Mr. Harold S. Woolley, Executive Vice President and Portfolio Manager, is primarily responsible for the day-to-day investment management of Fixed Income Fund. Mr. Woolley has managed the Fund since its inception. Mr. Woolley has headed the fixed income investments group at Bessemer, N.A. since 1985. Prior to joining Bessemer in 1985, Mr. Woolley was a managing director and head of fixed income investments for the Equitable Investment Management Corp. and a Vice President of the Equitable Life Assurance Society of the U.S. Mr. Woolley graduated with an A.B. from Bucknell University, and holds an M.B.A. from the Amos Tuck School of Graduate Business, Dartmouth College. Mr. Woolley is a Chartered Financial Analyst.

    Mr. Bruce A. Whiteford, Senior Vice President and Portfolio Manager, is primarily responsible for the day-to-day investment management of Municipal Bond Fund. Mr. Whiteford has managed the Fund since its inception. Prior to joining Bessemer in 1996, Mr. Whiteford oversaw $5 billion in fixed income investments as Vice President, Manager--U.S. Fixed Income Funds Group, Chase Asset Management, a division of Chase Manhattan Bank, N.A. from 1986 to 1996. Mr. Whiteford graduated from the University of South Carolina with a B.S. in Finance.


                          DISTRIBUTION OF FUND SHARES



    Edgewood Services, Inc., a subsidiary of Federated Investors, Inc., is the principal Distributor for shares of the Funds and a number of other investment companies.

    The Adviser acts as a Shareholder Servicing Agent to the Funds.

Rule 12b-1 Plan

    The Funds have adopted a Rule 12b-1 Plan which allows them to pay marketing and shareholder servicing fees to the Distributor, the Adviser, and financial intermediaries for the sale, distribution and customer servicing of the Funds' shares. Because these shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than shares with different sales charges and marketing fees.

                             FINANCIAL INFORMATION

Financial Highlights

    The following financial highlights are intended to help you understand each Fund's financial performance for its past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions.

    This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds' audited financial statements, is included in the Annual Report which is available upon request free of charge.

OLD WESTBURY FUNDS, INC.
FINANCIAL HIGHLIGHTS

October 31, 1998

-------------------------------------------------------------------------------
(For a share outstanding throughout each period)




                                   Net realized
                                       and

                                    unrealized

             Net asset    Net     gain/(loss) on            Distributions Distributions
  Period      value,   investment  investments,  Total from   from net        from

   ended     beginning  income/    and foreign   investment  investment      capital
October 31,  of period   (loss)     currencies   operations    income         gains

-----------  --------- ---------- -------------- ---------- ------------- -------------
Core Equities Fund
1998(a)       $10.00     (0.01)        0.02         0.01           --            --
Growth Opportunity Fund
1997(b)       $10.00     (0.06)        1.88         1.82           --            --
1998          $11.82     (0.07)       (1.12)       (1.19)          --            --
International Fund
1994          $10.14      0.10         0.57         0.67           --            --
1995          $10.81      0.14        (1.07)       (0.93)       (0.08)           --
1996          $ 9.80      0.13         1.37         1.50        (0.14)           --
1997          $11.16      0.12         0.62         0.74        (0.15)           --
1998          $11.75      0.14        (1.25)       (1.11)       (0.18)        (0.72)
Fixed Income Fund
1998(c)       $10.00      0.28         0.65         0.93           --            --
Municipal Bond Fund
1998(d)       $10.00      0.21         0.41         0.62           --            --
---------------------------------------------------------------------------------------

* Total return is calculated without a sales charge assuming a purchase of shares on the first day and a sale on the last day of the period.

**  Annualized.

(a) For the period from March 2, 1998 (commencement of operations) to October 31, 1998.

(b) For the period from February 28, 1997 (commencement of operations) to October 31, 1997.

(c) For the period from March 12, 1998 (commencement of operations) to October 31, 1998.

(d) For the period from March 6, 1998 (commencement of operations) to October 31, 1998.

Note: Per share values calculated using average shares outstanding.



--------------------------------------------------------------------------------


                                    Ratios to Average Net Assets

                                   ---------------------------------
                                   Expenses
                                    before
                                    waiver

                                     and                              Net assets,

               Net asset            reim-                   Net           end      Portfolio
    Total      value, end  Total    burse-     Net      investment     of period   turnover

distributions  of period  return*   ments    Expenses  income/(loss) (000 omitted)   rate

-------------  ---------- -------  --------  --------  ------------- ------------- ---------
       --        $10.01      0.1%    2.23%**   1.25%**     (0.03)%**   $ 33,164       56%
       --        $11.82     18.2%    2.58%**   1.50%**     (0.79%)**   $ 51,528       46%
       --        $10.63    (10.1%)   1.57%     1.48%       (0.57%)     $113,825      140%
       --        $10.81      6.6%    1.70%     1.50%        0.90%      $104,529       23%
    (0.08)       $ 9.80     (8.6%)   1.60%     1.50%        1.40%      $104,194       32%
    (0.14)       $11.16     15.5%    1.52%     1.50%        1.19%      $135,794       55%
    (0.15)       $11.75      6.6%    1.52%     1.50%        0.98%      $173,793       58%
    (0.90)       $ 9.74    (10.2%)   1.53%     1.49%        1.27%      $123,232      129%
       --        $10.93      9.3%    7.13%**   1.05%**      4.48%**    $  5,599       30%
       --        $10.62      6.2%    3.95%**   1.05%**      3.40%**    $ 11,050       40%
--------------------------------------------------------------------------------------------



                        OLD WESTBURY CORE EQUITIES FUND
                      OLD WESTBURY GROWTH OPPORTUNITY FUND

                        OLD WESTBURY INTERNATIONAL FUND
                         OLD WESTBURY FIXED INCOME FUND

                        OLD WESTBURY MUNICIPAL BOND FUND

                       Portfolios of Old Westbury Funds, Inc.



    A Statement of Additional Information (SAI), is incorporated by reference into this prospectus. Additional information about each Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. The annual report discusses market conditions and investment strategies that significantly affected each Fund's performance during their last fiscal year. To obtain the SAI, the annual and semi-annual reports and other information without charge call (800) 607-2200.

    You can obtain information about the Funds by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

SEC File No. 811-7912

                                     NOTES

                                     NOTES



Distributor:
Edgewood Services, Inc.
Federated Investors Tower
Pittsburgh, PA 15222-3779

Administrator:
Federated Administrative Services
Federated Investors Tower
Pittsburgh, PA 15222-3779

Cusip 680414307 Cusip 680414208 Cusip 680414109 Cusip 680414406 Cusip 680414505
G02009-05 (2/99)

                            OLD WESTBURY FUNDS, INC.



                       STATEMENT OF ADDITIONAL INFORMATION

                                FEBRUARY 28, 1999



                         OLD WESTBURY CORE EQUITIES FUND

                      OLD WESTBURY GROWTH OPPORTUNITY FUND

                         OLD WESTBURY INTERNATIONAL FUND

                         OLD WESTBURY FIXED INCOME FUND
                        OLD WESTBURY MUNICIPAL BOND FUND



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for the Funds dated February 28, 1999. This SAI incorporates by reference the Funds' Annual Report. You may obtain the prospectus or Annual Report without charge by calling (800) 607-2200.



CONTENTS

HOW ARE THE FUNDS ORGANIZED?...................................1

SECURITIES IN WHICH THE FUNDS INVEST...........................1

SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS..................2

INVESTMENT RESTRICTIONS........................................14

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?................15

HOW DO THE FUNDS MEASURE PERFORMANCE?..........................19

ACCOUNT INFORMATION AND PRICING OF SHARES......................21

HOW ARE THE FUNDS TAXED?.......................................22

FINANCIAL INFORMATION..........................................25

APPENDIX.......................................................25




HOW ARE THE FUNDS ORGANIZED?

Old Westbury Funds, Inc. (Corporation) is an open-end, management investment company that was established under the laws of the State of Maryland on August 26, 1993.

The Funds are diversified portfolios of the Corporation. The Corporation may offer separate series of shares representing interests in separate portfolios of securities.

SECURITIES IN WHICH THE FUNDS INVEST


Following is a table that indicates which types of securities are a: o.......P =
PRINCIPAL investment of a Fund (shaded in chart);

o.......A = ACCEPTABLE (but not principal) investment of a Fund; or

o.......N = NOT AN ACCEPTABLE investment of a Fund.



----------------------------------------- ------------ -------------- ------------- ---------- ------------
SECURITIES                                   CORE         GROWTH      INTERNATIONAL FIXED       MUNICIPAL
                                           EQUITIES     OPPORTUNITY       FUND      INCOME      BOND FUND

                                             FUND          FUND                       FUND

----------------------------------------- ------------ -------------- ------------- ---------- ------------
----------------------------------------- ------------ -------------- ------------- ---------- ------------
AMERICAN DEPOSITARY RECEIPTS                   N             N             A            N           N

----------------------------------------- ------------ -------------- ------------- ---------- ------------
----------------------------------------- ------------ -------------- ------------- ---------- ------------
ASSET-BACKED SECURITIES                        N             N             N            A           N

----------------------------------------- ------------ -------------- ------------- ---------- ------------
----------------------------------------- ------------ -------------- ------------- ---------- ------------
BANK OBLIGATIONS                               A             A             A            A           A

----------------------------------------- ------------ -------------- ------------- ---------- ------------
----------------------------------------- ------------ -------------- ------------- ---------- ------------
BORROWING                                      A             A             A            A           A

-----------------------------------------
----------------------------------------- ------------ -------------- ------------- ---------- ------------
COMMERCIAL PAPER                               A             A             A            A           A

----------------------------------------- ------------ --------------               ---------- ------------
----------------------------------------- ------------ -------------- ------------- ---------- ------------
COMMON STOCK OF DOMESTIC COMPANIES             P             P             A            N           N

----------------------------------------- ------------                ------------- ---------- ------------
-----------------------------------------              --------------                          ------------
COMMON STOCK OF FOREIGN COMPANIES              N             P             P            N           N

-----------------------------------------              -------------- ------------- ---------- ------------
----------------------------------------- ------------                              ---------- ------------
CONVERTIBLE SECURITIES                         A             A             A            A           N

----------------------------------------- ------------ -------------- -------------
-----------------------------------------                             ------------- ---------- ------------
CORPORATE REORGANIZATIONS                      A             A             A            A           A

----------------------------------------- ------------ -------------- ------------- ---------- ------------
-----------------------------------------              -------------- ------------- ---------- ------------
DEBT OBLIGATIONS                               A             A             A            P           P

----------------------------------------- ------------ -------------- ------------- ---------- ------------
----------------------------------------- ------------ -------------- -------------            ------------
DERIVATIVE CONTRACTS AND SECURITIES            A             A             A            A           N

----------------------------------------- ------------ -------------- ------------- ---------- ------------
----------------------------------------- ------------ -------------- ------------- ---------- ------------
EMERGING GROWTH COMPANIES                      N             A             N            N           N

----------------------------------------- ------------ -------------- ------------- ---------- ------------
----------------------------------------- ------------ -------------- ------------- ---------- ------------
EUROPEAN DEPOSITARY RECEIPTS                   N             N             A            N           N

----------------------------------------- ------------ -------------- ------------- ---------- ------------
----------------------------------------- ------------ -------------- ------------- ---------- ------------
FIXED RATE DEBT OBLIGATIONS                    A             A             A            A           A

----------------------------------------- ------------ -------------- ------------- ---------- ------------
----------------------------------------- ------------ -------------- ------------- ---------- ------------
FLOATING RATE DEBT OBLIGATIONS                 A             A             A            A           A

----------------------------------------- ------------ -------------- ------------- ---------- ------------
----------------------------------------- ------------ -------------- ------------- ---------- ------------
FOREIGN CURRENCY TRANSACTIONS                  N             N             A            N           N

----------------------------------------- ------------                              ---------- ------------
----------------------------------------- ------------ -------------- ------------- ---------- ------------
FOREIGN SECURITIES                             A             P             P            A           N

-----------------------------------------              -------------- ------------- ---------- ------------
----------------------------------------- ------------                ------------- ---------- ------------
FUTURES AND OPTIONS TRANSACTIONS               A             A             A            A           A

----------------------------------------- ------------ -------------- ------------- ---------- ------------
----------------------------------------- ------------ -------------- ------------- ----------
GLOBAL DEPOSITARY RECEIPTS                     N             N             A            N           N

----------------------------------------- ------------ -------------- ------------- ---------- ------------
----------------------------------------- ------------ -------------- ------------- ---------- ------------
HIGH YIELD SECURITIES                          A             A             A            A           N

----------------------------------------- ------------ -------------- ------------- ---------- ------------
----------------------------------------- ------------ -------------- ------------- ---------- ------------
ILLIQUID AND RESTRICTED SECURITIES             A             A             A            A           A

----------------------------------------- ------------ -------------- ------------- ---------- ------------
----------------------------------------- ------------ -------------- ------------- ---------- ------------
LENDING OF PORTFOLIO SECURITIES                A             A             A            A           A

----------------------------------------- ------------ -------------- ------------- ---------- ------------
----------------------------------------- ------------ -------------- ------------- ----------
MONEY MARKET INSTRUMENTS                       A             A             A            A           A

----------------------------------------- ------------ -------------- ------------- ---------- ------------
----------------------------------------- ------------ -------------- ------------- ----------
MORTGAGE-BACKED SECURITIES                     N             N             N            A           N

----------------------------------------- ------------ -------------- ------------- ---------- ------------
----------------------------------------- ------------ -------------- ------------- ---------- ------------
MUNICIPAL SECURITIES                           N             N             N            N           P

----------------------------------------- ------------ -------------- ------------- ----------
----------------------------------------- ------------ -------------- ------------- ---------- ------------
PARTICIPATION INTERESTS                        N             N             N            N           A

----------------------------------------- ------------ -------------- ------------- ---------- ------------
----------------------------------------- ------------ -------------- ------------- ----------
PREFERRED STOCKS                               A             A             A            N           N

----------------------------------------- ------------ -------------- ------------- ---------- ------------
----------------------------------------- ------------ -------------- ------------- ---------- ------------
REPURCHASE AGREEMENTS                          A             A             A            A           A

-----------------------------------------              -------------- -------------
----------------------------------------- ------------ -------------- ------------- ---------- ------------
SHARES OF OTHER INVESTMENT COMPANIES           P             A             A            P           P

----------------------------------------- ------------ -------------- ------------- ---------- ------------
-----------------------------------------              -------------- -------------
SHORT-SALES                                    A             N             N            N           N

----------------------------------------- ------------ -------------- ------------- ---------- ------------
----------------------------------------- ------------ -------------- ------------- ---------- ------------
U.S. GOVERNMENT SECURITIES                     A             A             A            A           A

----------------------------------------- ------------ -------------- ------------- ---------- ------------
----------------------------------------- ------------ -------------- ------------- ---------- ------------
TEMPORARY INVESTMENTS                          A             A             A            A           A

----------------------------------------- ------------ -------------- ------------- ---------- ------------
----------------------------------------- ------------ -------------- ------------- ---------- ------------
VARIABLE RATE DEMAND NOTES                     A             A             A            A           A

----------------------------------------- ------------ -------------- ------------- ---------- ------------
----------------------------------------- ------------ -------------- ------------- ---------- ------------
WARRANTS                                       A             A             A            N           N

----------------------------------------- ------------ -------------- ------------- ---------- ------------
----------------------------------------- ------------ --------------               ---------- ------------
WHEN-ISSUED AND DELAYED DELIVERY               A             A             A            A           A

TRANSACTIONS

----------------------------------------- ------------ -------------- ------------- ---------- ------------
----------------------------------------- ------------ -------------- ------------- ---------- ------------
ZERO COUPON BONDS                              N             N             N            A           N

----------------------------------------- ------------ -------------- ------------- ---------- ------------





SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS

The following describes securities, techniques and risks used by the Funds in addition to those described in the prospectus.

ASSET BACKED SECURITIES. Asset-Backed Securities are issued by non-governmental entities and carry no direct or indirect government guarantee. Asset-Backed Securities represent an interest in a pool of assets such as car loans and credit card receivables. These securities may be in the form of pass-through instruments or asset-backed bonds.

Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. Also, these securities may be subject to prepayment risk.

BANK OBLIGATIONS. Bank Obligations include negotiable certificates of deposit, time deposits and bankers acceptances. The Funds will invest in bank instruments
(i) that have been issued by banks and savings and loans and savings banks that have more than $2 billion in total assets and are organized under the laws of the United States or any state; (ii) of foreign branches of these banks or of foreign banks of equivalent size; and (iii) of U.S. branches of foreign banks of equivalent size. The Funds will not invest in obligations for which the Adviser, or any of its affiliated persons, is the ultimate obligor or accepting bank. The Funds may also invest in obligations of the European Investment Bank, the Inter-American Development Bank or the World Bank and other such similar institutions.

BORROWING. The Funds may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of total assets and pledge some assets as collateral. A Fund that borrows will pay interest on borrowed money and may incur other transaction costs. These expenses can exceed the income received or capital appreciation realized by the Fund from any securities purchased with borrowed money. With respect to borrowings, the Funds are required to maintain continuous asset coverage to 300% of the amount borrowed. If the coverage declines to less than 300%, the Fund must sell sufficient portfolio securities, even at a loss, to restore the coverage.

COMMERCIAL PAPER. The Funds may invest in commercial paper, including master demand obligations. Master demand obligations provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The commercial paper in which the Funds may invest must be rated A-1 or A-2 by Standard & Poor's (S&P), Prime-1 or Prime-2 by Moody's Investors Service, Inc. (Moody's), or F-1 or F-2 by Fitch IBCA, Inc. (Fitch). Master demand obligations are governed by agreements between the issuer and Bessemer Trust Company, N.A., acting as agent, for no additional fee, in its capacity as investment adviser to the Funds and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts managed by the Adviser or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Adviser, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the Adviser. Since master demand obligations typically are not rated by credit rating agencies, the Funds may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Adviser to have a credit quality which satisfies the Funds' quality restrictions. Although there is no secondary market for master demand obligations, such obligations are considered by the Funds to be liquid because they are payable upon demand. The Funds do not have any specific percentage limitation on investments in master demand obligations.

COMMON STOCKS. Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

CONVERTIBLE SECURITIES. Certain Funds may, as an interim alternative to investment in common stocks, purchase investment grade convertible debt securities having a rating of, or equivalent to, at least "BBB" by S&P or "Baa" by Moody's, or if unrated, judged by the Adviser to be of comparable quality. Securities rated BBB or Baa have speculative characteristics. Convertible securities may include convertible preferred stock, convertible bonds and convertible bonds of foreign issues. Although lower rated bonds generally have higher yields, they are more speculative and subject to a greater risk of default with respect to the issuer's capacity to pay interest and repay principal than are higher rated debt securities.

In selecting convertible securities, the Adviser relies primarily on its own evaluation of the issuer and the potential for capital appreciation through conversion. It does not rely on the rating of the security or sell because of a change in the rating absent a change in its own evaluation of the underlying common stock and the ability of the issuer to pay principal and interest or dividends when due without disrupting its business goals. Interest or dividend yield is a factor only to the extent it is reasonably consistent with prevailing rates for securities of similar quality and thereby provides a support level for the market price of the security. The Funds will purchase the convertible securities of highly leveraged issuers only when, in the judgment of the Adviser, the risk of default is outweighed by the potential for capital appreciation. The Funds do not intend to purchase convertible securities in excess of 5% of the Fund's total assets.

CORPORATE REORGANIZATIONS. Each Fund may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Adviser, there is reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by the Funds.

In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. However, the increased market price of such securities may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offerer as well as the dynamics of the business climate when the offer or proposal is in process.

In making such investments, each Fund will not violate any of its diversification requirements or investment restrictions (see "Investment Restrictions") including the requirement that, with respect to 75% of its total assets, not more than 5% of its total assets may be invested in the securities of any one issuer. Since such investments are ordinarily short term in nature, they will increase the turnover ratio of the Funds thereby increasing its brokerage and other transaction expenses. The Adviser intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both the risk involved and the potential of available alternate investments as well as monitor the effect of such investments on the tax qualification tests of the Code. Each Fund does not intend to purchase these securities in excess of 5% of that Fund's total assets.

CREDIT QUALITY. The fixed income securities in which a Fund invests will be rated at least investment grade by a nationally recognized statistical ratings organization (NRSRO). Investment grade securities have received one of an NRSRO's four highest ratings. Securities receiving the fourth highest rating (Baa by Moody's or BBB by S&P or Fitch) have speculative characteristics and changes in the market or the economy are more likely to affect the ability of the issuer to repay its obligations when due. The Adviser will evaluate downgraded securities and will sell any security determined not to be an acceptable investment. International Fund, Core Equities Fund, Growth Opportunity Fund and the Fixed Income Fund may invest up to 5% of their net assets in securities rated below investment grade, but not below the sixth highest rating category (commonly known as "junk bonds"). The Growth Opportunity Fund, Core Equities Fund and Municipal Bond Fund will not invest in securities rated below investment grade. (See "High Yield Securities")

DEBT OBLIGATIONS. The Funds may invest in the following type of debt obligations, including bonds, notes, and debentures of corporate issuers or governments, which may have fixed or floating rates of interest.

      FIXED RATE DEBT OBLIGATIONS. Fixed rate debt obligations include fixed rate debt securities with short-term characteristics. Fixed rate securities with short-term characteristics are long-term debt obligations but are treated in the market as having short maturities because call features of the securities may make them callable within a short period of time. A fixed rate security with short-term characteristics includes a fixed income security priced close to call or redemption price or a fixed income security approaching maturity, where the expectation of call or redemption is high.

      Fixed rate securities exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described below, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

      FLOATING RATE DEBT OBLIGATIONS. The Funds may invest in floating rate debt obligations including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days to an increment over some predetermined interest rate index). Commonly utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities. Increasing rate securities' rates are reset periodically at different levels on a predetermined scale. These levels of interest are ordinarily set at progressively higher increments over time. Some increasing rate securities may, by agreement, revert to a fixed rate status. These securities may also contain features which allow the issuer the option to convert the increasing rate of interest to a fixed rate under such terms, conditions, and limitations as are described in each issuer's prospectus.

DERIVATIVE CONTRACTS AND SECURITIES. The term derivative has traditionally been applied to certain contracts (futures, forward, option and swap contracts) that derive their value from changes in the value of an underlying security, currency, commodity or index. Derivatives also refer to securities that incorporate the performance characteristics of these contracts and securities derived from the cash flows from underlying securities, mortgages or other obligations. While the response of certain derivatives to market changes may differ from traditional investments like stocks and bonds, they do not necessarily present greater market risks than traditional investments. Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. Over-the-Counter contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract. (See "Foreign Currency Transactions" and "Futures and Options Transactions" herein for more information.)

DEPOSITARY RECEIPTS. American Depositary Receipts (ADRs) are receipts, issued by a U.S. bank, that represent an interest in shares of a foreign-based corporation. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts, issued by foreign banks or trust companies, or foreign branches of U.S. banks, that represent an interest in shares of either a foreign or U.S. corporation. Depositary Receipts may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary Receipts involve many of the same risks of investing directly in foreign securities.

EMERGING GROWTH COMPANIES. Emerging Growth Companies are companies that are beyond their initial start-up periods but have not yet reached a state of established growth or maturity. The nature of investing in emerging growth companies involves a greater level of risk than would be associated when investing in more established seasoned companies. The rate of growth of such companies may at times be dramatic; such companies often provide new products or services that enable them to capture a dominant or important market position, or have a special area of expertise, or are able to take advantage of changes in demographic factors in a more profitable way than other companies. These companies may have limited product lines, markets or financial resources and may lack management depth since they have not been tested by time or the marketplace. The securities of emerging growth companies often have limited marketability and may be subject to more volatile market movements than securities of larger, more established growth companies or the market averages in general. Shares of the Growth Opportunity Fund, therefore, may be subject to greater fluctuation in value than funds investing entirely in proven growth stocks.

FOREIGN CURRENCY TRANSACTIONS. Foreign currency transactions are generally used to obtain foreign currencies to settle securities transactions. They can also be used as a hedge to protect assets against adverse changes in foreign currency exchange rates or regulations. When the Fund uses foreign currency exchanges as a hedge, it may also limit potential gain that could result from an increase in the value of such currencies. The Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations.

     FOREIGN CURRENCY HEDGING TRANSACTIONS. Foreign currency hedging transactions are used to protect against foreign currency exchange rate risks. These transactions include: forward foreign currency exchange contracts, foreign currency futures contracts, and purchasing put or call options on foreign currencies.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Forward Foreign Currency Exchange Contracts (Forward Contracts) are used to minimize the risks associated with changes in the relationship between the U.S. dollar and foreign currencies. They are used to lock in the U.S. dollar price of a foreign security. A Forward Contract is a commitment to purchase or sell a specific currency for an agreed price at a future date.

        If the Adviser believes a foreign currency will decline against the U.S. dollar, a Forward Contract may be used to sell an amount of the foreign currency approximating the value of a Fund's security that is denominated in the foreign currency. The success of this hedging strategy is highly uncertain due to the difficulties of predicting the values of foreign currencies, of precisely matching Forward Contract amounts, and because of the constantly changing value of the securities involved. The Fund will not enter into Forward Contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. Conversely, if the Adviser believes that the U.S. dollar will decline against a foreign currency, a Forward Contract may be used to buy that foreign currency for a fixed dollar amount, otherwise known as cross-hedging.

        In these transactions, the Fund will segregate assets with a market value equal to the amount of the foreign currency purchased. Therefore, the Fund will always have cash, cash equivalents or high quality debt securities available to cover Forward Contracts or to limit any potential risk. The segregated assets will be priced daily.

        Forward Contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts.

        PURCHASING AND WRITING PUT AND CALL OPTIONS. Purchasing and writing put and call options on foreign currencies are used to protect the Fund's portfolio against declines in the U.S. dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. Writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Fund could lose money if it is required to purchase or sell foreign currencies at disadvantageous exchange rates. If exchange rate movements are adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. These options are traded on U.S. and foreign exchanges or over-the-counter. The Fund may write (sell) covered call options and secured put options on up to 25% of net assets and may purchase put and call options provided that no more than 5% of net assets may be invested in premiums on such options.

FOREIGN SECURITIES. The Funds, other than the Municipal Bond Fund, may invest in certain foreign securities; however, the only foreign securities the Growth Opportunity Fund may invest in are securities of Canadian based companies. Investment in securities of foreign issuers and in obligations of foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to the Funds by domestic companies.

Investors should realize that the value of the Funds' investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Funds' operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Funds must be made in compliance with U.S. foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

Investments are made primarily in those regions where, in the opinion of the Funds' Adviser, there are opportunities to achieve superior investment returns relative to other investment opportunities outside the United States. The International Fund does not, however, generally invest in debt or equity securities of U.S. issuers. The International Fund emphasizes those industrial sectors of the world's market which, in the opinion of its Adviser, offer the most attractive risk/reward relationships. Securities of any given issuer are evaluated on the basis of such measures as price/earnings ratios, price/book ratios, cash flows and dividend and interest income.

Since investments in foreign securities may involve foreign currencies, the value of a Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations, including currency blockage.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, the Funds' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

        CANADIAN COMPANIES. The Growth Opportunity Fund may invest more than 10% of its total assets in Canadian Securities. Canadian securities are sensitive to conditions within Canada, but also tend to follow the U.S. market. The country's economy relies strongly on the production and processing of natural resources. Also, the government has attempted to reduce restrictions against foreign investment, and its trade agreements with the U.S. and Mexico are expected to increase trade. Also, demand by many citizens in the Province of Quebec for secession from Canada may significantly impact the Canadian economy. In addition, the value in U.S. dollars of the Fund's assets denominated in Canadian currency may be affected by changes in exchange rates and regulations.

FUTURES AND OPTIONS TRANSACTIONS. As a means of reducing fluctuations in its net asset value, a Fund may buy and sell futures contracts and options on futures contracts, and buy put and call options on portfolio securities and securities indices to hedge its portfolio. A Fund may also write covered put and call options on portfolio securities to attempt to increase its current income or to hedge its portfolio. There is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

      FUTURES CONTRACTS. A futures contract is a commitment by two parties under which one party agrees to make delivery of an asset (seller) and another party agrees to take delivery of the asset at a certain time in the future. A futures contract may involve a variety of assets including commodities (such as oil, wheat, or corn) or a financial asset (such as a security). A Fund may purchase and sell financial futures contracts to hedge against anticipated changes in the value of its portfolio without necessarily buying or selling the securities. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a futures contract is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts call for cash settlements.

      A Fund may purchase and sell stock index futures contracts to hedge against anticipated price changes with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the price of the original contract and the value of the index at the close of the last trading day of the contract. No physical delivery of the underlying securities in the index is made. Settlement is made in cash upon termination of the contract.

      MARGIN IN FUTURES TRANSACTIONS. Since a Fund does not pay or receive money upon the purchase or sale of a futures contract, it is required to deposit an amount of initial margin in cash, U.S. government securities or highly-liquid debt securities as a good faith deposit. The margin is returned to the Fund upon termination of the contract. Initial margin in futures transactions does not involve borrowing to finance the transactions.

      As the value of the underlying futures contract changes daily, the Fund pays or receives cash, called variation margin, equal to the daily change in value of the futures contract. This process is known as marking to market. Variation margin does not represent a borrowing or loan by the Fund. It may be viewed as a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. When the Fund purchases futures contracts, an amount of cash and/or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian to collateralize the position and insure that the use of futures contracts is unleveraged. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

      A Fund will not enter into a futures contract or purchase an option thereon for other than hedging purposes if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% of the market value of its net assets, after taking into account the unrealized profits and losses on those contracts it has entered into. However, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%.

      PUT OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS. A Fund may purchase listed put options on financial and stock index futures contracts to protect portfolio securities against decreases in value. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

      Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.

      Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

      A Fund may also write (sell) listed put options on financial or stock index futures contracts to hedge its portfolio against a decrease in market interest rates or an increase in stock prices. A Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When a Fund sells a put on a futures contract, it receives a cash premium in exchange for granting to the buyer of the put the right to receive from the Fund, at the strike price, a short position in such futures contract. This is so even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. As market interest rates decrease or stock prices increase, the market price of the underlying futures contract normally increases. When the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future.

      In order to avoid the exercise of an option sold by it, generally a Fund will cancel its obligation under the option by entering into a closing purchase transaction, unless it is determined to be in the Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction. If the hedge is successful, the cost of buying the second option will be less than the premium received by the Fund for the initial option.

      CALL OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS. A Fund may write (sell) listed and over-the-counter call options on financial and stock index futures contracts to hedge its portfolio. When the Fund writes a call option on a futures contract, it undertakes to sell a futures contract at the fixed price at any time during the life of the option. As stock prices fall or market interest rates rise, causing the prices of futures to go down, the Fund's obligation to sell a futures contract costs less to fulfill, causing the value of the Fund's call option position to increase. In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities.

      Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities.

      A Fund may buy a listed call option on a financial or stock index futures contract to hedge against decreases in market interest rates or increases in stock price. A Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When a Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract. As market interest rates fall or stock prices increase, the value of the underlying futures contract will normally increase, resulting in an increase in value of the Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, the Fund could exercise its option and buy the futures contract below market price. Prior to the exercise or expiration of the call option, the Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, the Fund has completed a successful hedge.

      LIMITATION ON OPEN FUTURES POSITIONS. A Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if together the value of the open positions exceeds the current market value of the Fund's portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

      PURCHASING PUT AND CALL OPTIONS ON SECURITIES. A Fund may purchase put options on portfolio securities to protect against price movements in the Fund's portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A Fund may purchase call options on securities acceptable for purchase to protect against price movements by locking in on a purchase price for the underlying security. A call option gives the Fund, in return for a premium, the right to buy the underlying security from the seller at a specified price during the term of the option.

      WRITING COVERED CALL AND PUT OPTIONS ON SECURITIES. A Fund may write covered call and put options to generate income and thereby protect against price movements in the Fund's portfolio securities. As writer of a call option, the Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash or U.S. government securities in the amount of any additional consideration). As a writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option. In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

      STOCK INDEX OPTIONS. A Fund may purchase or sell put or call options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index. Upon the exercise of the option, the holder of a call option has the right to receive, and the writer of a put option has the obligation to deliver, a cash payment equal to the difference between the closing price of the index and the exercise price of the option. The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. The value of an index option depends upon movements in the level of the index rather than the price of a particular stock. Accordingly, successful use by a Fund of options on stock indices will be subject to the Adviser correctly predicting movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

      OVER-THE-COUNTER OPTIONS. Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. A Fund may generally purchase and write over-the-counter options on portfolio securities or securities indices in negotiated transactions with the buyers or writers of the options when options on the Fund's portfolio securities or securities indices are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions deemed creditworthy by the Adviser.

      RISKS. When a Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities or foreign currency subject to the futures contracts may not correlate perfectly with the prices of the securities or currency in the Fund's portfolio. This may cause the futures contract and any related options to react differently to market changes than the portfolio securities or foreign currency. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements or foreign currency exchange rate fluctuations. In these events, the Fund may lose money on the futures contract or option.

      When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian or the broker, to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

HIGH YIELD SECURITIES. The issuers of debt obligations having speculative characteristics may experience difficulty in paying principal and interest when due in the event of a downturn in the economy or unanticipated corporate developments. The market prices of such securities (commonly known as "junk bonds") may become increasingly volatile in periods of economic uncertainty. Moreover, adverse publicity or the perceptions of investors over which the Adviser has no control, whether or not based on fundamental analysis, may decrease the market price and liquidity of such investments. Although the Adviser will attempt to avoid exposing each Fund to such risks, there is no assurance that it will be successful or that a liquid secondary market will continue to be available for the disposition of such securities. International Fund, Core Equities Fund and Fixed Income Fund may purchase or hold not more than 5% of its net assets in securities rated below investment grade (but not lower than the sixth highest rating). Growth Opportunity Fund may purchase or hold not more than 5% or its assets in convertible debt securities regardless of their ratings. Municipal Bond Fund will not invest in securities rated below investment grade.

The market for unrated securities may not be as liquid as the market for rated securities, which may result in depressed prices for the Funds in the disposal of such nonrated securities. There is no established secondary market for many of these securities. The Adviser cannot anticipate whether these securities could be sold other than to institutional investors. There is frequently no secondary market for the resale of those debt obligations that are in default. The limited market for these securities may affect the amount actually realized by each Fund upon such sale. Such sale may result in a loss to each Fund. There are certain risks involved in applying credit ratings as a method of evaluating high yield securities. For example, while credit rating agencies evaluate the safety of principal and interest payments, they do not evaluate the market risk of the securities and the securities may decrease in value as a result of credit developments.

Lower rated and nonrated securities tend to offer higher yields than higher rated securities with the same maturities because the creditworthiness of the obligors of lower rated securities may not have been as strong as that of other issuers. Since there is a general perception that there are greater risks associated with the lower-rated securities in each Fund, the yields and prices of such securities tend to fluctuate more with changes in the perceived quality of the credit of their obligors. In addition, the market value of high yield securities may fluctuate more than the market value of higher rated securities since high yield securities tend to reflect short-term market developments to a greater extent than higher rated securities, which fluctuate primarily in response to the general level of interest rates, assuming that there has been no change in the fundamental credit quality of such securities. High yield securities are also more sensitive to adverse economic changes and events affecting specific issuers than are higher rated securities. Periods of economic uncertainty can be expected to result in increased market price volatility of the high yield securities. High yield securities may also be directly and adversely affected by variables such as interest rates, unemployment rates, inflation rates and real growth in the economy and may be more susceptible to variables such as adverse publicity and negative investor perception than are more highly rated securities, particularly in a limited secondary market. Lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. The obligors of lower rated securities possess less creditworthy characteristics than the obligors of higher rated securities, as is evidenced by those securities that have experienced a downgrading in rating or that are in default. The evaluation of the price of such securities is highly speculative and volatile. As such, these evaluations are very sensitive to the latest available public information relating to developments concerning such securities.

ILLIQUID AND RESTRICTED SECURITIES. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Fund. The Fund intends to limit the purchase of restricted securities which have not been determined by the Adviser to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its assets.

INVERSE FLOATERS. Certain securities issued by agencies of the U.S. government (agency securities) that include a class bearing a floating rate of interest also may include a class whose yield floats inversely against a specified index rate. These "inverse floaters" are more volatile than conventional fixed income or floating rate classes of an agency security and the yield thereon, as well as the value thereof, will fluctuate in inverse proportion to changes in the index on which interest rate adjustments are based. As a result, the yield on an inverse floater class of an agency security will generally increase when market yields (as reflected by the index) decrease and decrease when market yields increase. The extent of the volatility of inverse floaters depends on the extent of anticipated changes in market rates of interest. Generally, inverse floaters provide for interest rate adjustments based upon a multiple of the specified interest index, which further increases their volatility. The degree of additional volatility will be directly proportional to the size of the multiple used in determining interest rate adjustments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, a Fund may lend portfolio securities to securities broker-dealers or financial institutions if: (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily, (2) the loan is subject to termination by a Fund at any time, (3) a Fund receives reasonable interest or fee payments on the loan, (4) a Fund is able to exercise all voting rights with respect to the loaned securities and (5) the loan will not cause the value of all loaned securities to exceed one-third of the value of a Fund's assets.

If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and a Fund can use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially. The International Fund does not currently intend to lend portfolio securities in excess of 5% of its total assets. The Core Equities Fund, Growth Opportunity Fund, Fixed Income Fund and Municipal Bond Fund do not currently intend to lend portfolio securities.

MONEY MARKET INSTRUMENTS.  The Funds may invest in money market instruments
including   obligations   of  the  U.S.   government   and  its   agencies   and
instrumentalities, other short-term debt securities, commercial paper, bank obligations and money market mutual funds.

MORTGAGE-BACKED SECURITIES. Fixed Income Fund may invest in mortgage-backed securities. Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of mortgage backed securities with lower yields. As a result, increases in prepayments of premium mortgage backed securities, or decreases in prepayments of discount mortgage backed securities, may reduce their yield and price.

This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks. Mortgage backed securities tend to pay higher yields to compensate for this volatility.

      COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). The following example illustrates how mortgage cash flows are prioritized in the case of CMOs - most of the CMOs in which the Fixed Income Fund invests use the same basic structure: (1) Several classes of securities are issued against a pool of mortgage collateral. A common structure may contain four classes of securities. The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date, and the final class (Z bond) typically receives any excess income from the underlying investments after payments are made to the other classes and receives no principal or interest payments until the shorter maturity classes have been retired, but then receives all remaining principal and interest payments; (2) The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities; (3) The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bond). When those securities are completely retired, all principal payments are then directed to the next shortest-maturity security (or B bond). This process continues until all of the classes have been paid off.

      Because the cash flow is distributed sequentially instead of pro rata, as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Funds as income, and the capital portion is reinvested.

MUNICIPAL SECURITIES. Municipal Securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transpiration projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered illiquid. They may take the form of a lease, an installment purchase contract, or a conditional sales contract.

      Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participant can only enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants will be able to obtain an acceptable substitute source of payment.

      VARIABLE RATE MUNICIPAL SECURITIES. The Fund may purchase municipal securities that have variable interest rates. Variable interest rates are ordinarily stated as a percentage of a published interest rate, interest rate index, or some similar standard, such as the 91-day U.S. Treasury bill rate.

      Many variable rate municipal securities are subject to payment of principal on demand by the Fund usually in not more than seven days. All variable rate municipal securities will meet the quality standards for the Fund.

      MUNICIPAL BOND INSURANCE. The Municipal Bond Fund may purchase municipal securities covered by insurance which guarantees the timely payment of principal at maturity and interest on such securities. These insured municipal securities are either (1) covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party (Issuer-Obtained Insurance) or (2) insured under master insurance policies issued by municipal bond insurers, which may be purchased by the Fund. The premiums for the Policies may be paid by the Fund and the yield on the Fund's investments may be reduced thereby.

      The Fund may require or obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet the Fund's quality standards. The Fund may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities, when, in the opinion of the Fund's Adviser, such insurance would benefit the Fund (for example, through improvement of portfolio quality or increased liquidity of certain securities). Issuer-Obtained Insurance policies are noncancellable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by the Fund.

PARTICIPATION INTERESTS. The Municipal Bond Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests give the Fund an undivided interest in municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Directors will determine that participation interests meet the prescribed quality standards of the Fund.

PREFERRED STOCKS. Preferred stocks have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date.

The Fund may treat such redeemable preferred stock as a fixed income security.


REPURCHASE AGREEMENTS. A repurchase agreement is an instrument under which the purchaser (i.e., a Fund) acquires a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. The underlying securities are ordinarily U.S. Treasury or other government obligations or high quality money market instruments. A Fund will require that the value of such underlying securities, together with any other collateral held by the Fund, always equals or exceeds the amount of the repurchase obligations of the vendor. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of such repurchase agreement will always be less than one year. A Fund's risk is primarily that, if the seller defaults, the proceeds from the disposition of underlying securities and other collateral for the seller's obligation are less than the repurchase price. If the seller becomes bankrupt, the Fund might be delayed in selling the collateral. Under the Investment Company Act of 1940, as amended (the "1940 Act"), repurchase agreements are considered loans. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. The Funds will not enter into repurchase agreements of a duration of more than seven days if, taken together with other illiquid securities, more than 15% of that Fund's net assets would be so invested. Under normal market conditions, the Funds do not intend to purchase repurchase agreements in excess of 5% of that Fund's net assets.

SHARES OF OTHER INVESTMENT COMPANIES. The Funds may invest their assets in securities of other investment companies as an efficient means of carrying out their investment policies. Investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses.

SMALL AND MID CAPITALIZATION STOCKS. Small market companies (Small-Cap Companies) are those with market capitalizations of $4 billion or less at the time of Growth Opportunity Fund's investment. Many Small-Cap Companies will have had their securities publicly traded, if at all, for only a short period of time and will not have had the opportunity to establish a reliable trading pattern through economic cycles. Investing in small and mid capitalization stocks may involve greater risk than investing in large capitalization stocks and more established companies, since they can be subject to greater volatility. The price volatility of Small-Cap Companies is relatively higher than larger, more mature companies. The greater price volatility of Small-Cap Companies may result from the fact that there may be less market liquidity, less information publicly available or few investors who monitor the activities of these companies. Further, in addition to exhibiting greater volatility, the stocks of Small-Cap Companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of Small-Cap Companies may decline in price as the price of large company stocks rise or vice versa. In addition, the market prices of these securities may exhibit more sensitivity to changes in industry or general economic conditions. Some Small-Cap Companies will not have been in existence long enough to experience economic cycles or to know whether they are sufficiently well managed to survive downturns or inflationary periods. Further, a variety of factors may affect the success of a company's business beyond the ability of its management to prepare or compensate for them, including domestic and international political developments, government trade and fiscal policies, patterns of trade and war or other military conflict which may affect particular industries or markets or the economy generally.

Mid capitalization companies (Mid-Cap Companies) are those with market capitalizations between $1 billion and $4 billion. The risks associated with investments in Mid-Cap Companies are similar to those associated with Small-Cap Companies as discussed above.

SHORT SALES. Core Equities Fund may make short sales. A short sale occurs when a borrowed security is sold in anticipation of a decline in its price. If the decline occurs, shares equal in number to those sold short can be purchased at the lower price. If the price increases, the higher price must be paid. The purchased shares are then returned to the original lender. Risk arises because no loss limit can be placed on the transaction. When the Fund enters into a short sale, assets equal to the market price of the securities sold short or any lesser price at which the Fund can obtain such securities, are segregated on the Fund's records and maintained until the Fund meets its obligations under the short sale.

The Fund will not sell securities short unless it (1) owns, or has a right to acquire, an equal amount of such securities, or (2) has segregated an amount of its other assets equal to the lesser of the market value of the securities sold short or the amount required to acquire such securities. The segregated amount will not exceed 25% of the Fund's net assets. While in a short position, the Fund will retain the securities, rights, or segregated assets. Short selling may accelerate the recognition of gains.

U.S. GOVERNMENT SECURITIES. The Funds may invest in U.S. government securities which include:

o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

o notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States; o notes bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and o notes, bonds and discount notes of other U.S. government instrumentalities supported by the credit of the instrumentalities.

Some obligations issued or guaranteed by agencies or  instrumentalities  of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

o the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

o the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

o    the credit of the agency or instrumentality.

TEMPORARY INVESTMENTS. Each Fund may maintain up to 100% of its assets in Money Market Instruments for temporary, defensive purposes. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual market volatility. The Money Market Instruments for the Core Equities, Growth Opportunity and Fixed Income Funds include obligations of the U.S. government and its agencies and instrumentalities, other short-term debt securities which are rated in the two top categories by Moody's or S&P or, if unrated, are of comparable quality as determined by the Adviser, commercial paper, bank obligations and money market mutual funds. The Money Market Instruments for International Fund include domestic and foreign government obligations, bank obligations, commercial paper and short-term securities which are rated in the top two categories by Moody's or S&P or, if unrated, are of comparable quality as determined by the Adviser. The Money Market Instruments for Municipal Bond Fund include taxable or tax-exempt obligations of the U.S. government and its agencies and instrumentalities, short-term debt securities of municipal or corporate issuers, domestic and foreign government obligations, bank obligations, commercial paper and short-term securities which are rated in the two top categories by Moody's or S&P or, if unrated, of comparable quality as determined by the Adviser. Although Municipal Bond Fund is permitted to take temporary, taxable investments, there is no current intention of generating income subject to Federal regular income tax.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an interest rate index or a published interest rate. Many variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals.

WARRANTS. Warrants give a Fund the option to buy the issuer's stock or other equity securities at a specified price. The Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders. The Fund's do not intend to purchase warrants and rights in excess of 5% of each Fund's total assets.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions are made to secure what is considered to be an advantageous price or yield. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of a Fund are segregated on a Fund's records at the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled.

ZERO COUPON BONDS. Fixed Income Fund may invest in zero coupon bonds. These are bonds which are sold at a discount to their stated value and do not pay any periodic interest.

INVESTMENT RESTRICTIONS

FUNDAMENTAL LIMITATIONS

The following investment limitations are fundamental and cannot be changed without shareholder approval. The Funds may not:

1. Purchase securities on margin or borrow money, except (a) from banks for extraordinary or emergency purposes (not for leveraging or investment) or
    (b) by engaging in reverse repurchase agreements, provided that (a) and (b) in the aggregate do not exceed an amount equal to one-third of the value of the total assets of a Fund less its liabilities (not including the amount borrowed) at the time of the borrowing, and further provided that 300% asset coverage is maintained at all times, and except that a deposit or payment by such Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

2. Lend portfolio securities of value exceeding in the aggregate one-third of the market value of a Fund's total assets less liabilities other than obligations created by these transactions;

3. Mortgage, pledge or hypothecate any assets except that a Fund may pledge not more than one-third of its total assets to secure borrowings made in accordance with paragraph 1 above. With respect to Core Equities Fund, Growth Opportunity Fund, Fixed Income Fund and Municipal Bond Fund, initial or variation margin for futures contracts will not be deemed to be pledges of a Fund's assets.

4. Act as an underwriter of securities of other issuers, except insofar as a Fund may be deemed an underwriter under the 1933 Act in disposing of a portfolio security.

5. Purchase or otherwise acquire interests in real estate, real estate mortgage loans or interests, including limited partnership interests, in oil, gas or other mineral exploration, leasing or development programs.

6. Purchase or acquire commodities, commodity contracts or futures except for International Fund which may purchase and write options on foreign currencies or enter into forward delivery contracts for foreign currencies and may also purchase foreign index contracts, and Core Equities Fund, Growth Opportunity Fund, Fixed Income Fund and Municipal Bond Fund may enter into financial futures contracts.

7. Issue senior securities, except insofar as the Funds may be deemed to have issued a senior security in connection with any permitted borrowing.

8. With respect to Core Equities Fund, Growth Opportunity Fund, International Fund, and Fixed Income Fund, will not invest 25% or more of the value of its total assets in any particular industry or groups of related industries; and Municipal Bond Fund will not invest 25% or more of its total assets in any one industry or in industrial development bonds or other securities, the interest on which is paid from reverse as of similar type projects.

9. Participate on a joint, or a joint and several, basis in any securities trading account.

NON-FUNDAMENTAL LIMITATIONS

The following are investment restrictions that may be changed by a vote of the majority of the Board of Directors. The Funds will not:

1. Invest more than 15% of the market value of the Funds' net assets in illiquid investments including repurchase agreements maturing in more than seven days.

2. Invest in securities of other investment companies, except (a) with respect to International Fund, the Fund may purchase securities of other investment companies which meet the investment objectives of the Fund and then only up to 5% of the Fund's net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets and further except as permitted by Section 12(d) of the 1940 Act or by the Securities and Exchange Commission; and (b) with respect to Core Equities Fund, Growth Opportunity Fund, Fixed Income Fund and Municipal Bond Fund, (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, except as such securities may be acquired as part of a merger, consolidation or acquisition of assets and further, except as may be permitted by Section 12(d) of the 1940 Act or by the Securities and Exchange Commission. Each Fund will limit its investments in the securities of other investment companies consistent with the Fund's investment policies.

3.   Purchase securities while borrowings exceed 5% of its total assets.

4.   Invest in companies for the purpose of exercising control.

If a percentage restriction (except paragraph 3 of the fundamental restrictions) is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of a Fund's investment securities will not be considered a violation of a Fund's restrictions.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

OFFICERS AND DIRECTORS

The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following: name, address, birthdate, present position(s) held with the Corporation, principal occupations for the past five years and total compensation received as a Director of the Corporation for its most recent fiscal year. The Corporation is comprised of five funds and is the only investment company in the Fund Complex. Unless otherwise indicated, the address of each Director and officer is Old Westbury Funds, Inc., c/o Federated Administrative Services, Federated Investors Tower, Pittsburgh, PA 15222-3779.

As of February 1, 1999, all Directors and officers as a group owned less than 1% of each Fund's outstanding shares.




------------------------ ----------------------------------------------------------------    ----------------
         NAME                             OCCUPATIONS FOR PAST 5 YEARS                          AGGREGATE
      (BIRTHDATE)                                                                             COMPENSATION
        ADDRESS                                                                                   FROM
     POSITION WITH                                                                             CORPORATION

      CORPORATION

------------------------ ----------------------------------------------------------------    ----------------
------------------------ ----------------------------------------------------------------    ----------------
ROBERT M. KAUFMAN        Chairman of the Board and  Director;  Partner,  Proskauer  Rose     $8,000
November, 11 1929        LLP, Attorneys at Law.
1585 Broadway

New York, NY 10036

Director

------------------------ ----------------------------------------------------------------    ----------------
------------------------ ----------------------------------------------------------------    ----------------
HOWARD D. GRAVES         Visiting Professor, Lyndon B. Johnson School of Public              $8,000
August 15, 1939          Affairs, University of Texas at Austin (Since 1998); Director
8316 Jancy Drive         of Military Education Programs, University of Texas at Austin
Austin, TX 78750         (1997-1998); Associate, The International Foundation,

                         Washington, DC (Since 1997); Adviser, Voyager Extended

Director                 Learning, Inc. (Since 1997); Lecturer, IMPAC, Inc. (Since
                         1997); Director; Chairman of the Board, Recycling Holdings,
                         Inc. (1996-1997); Director, Recycling Holdings, Inc.
                         (1995-1996); and Superintendent, United States Military
                         Academy, West Point, New York (Lieutenant General, U.S. Army)

                         (from 1991 to 1996).

------------------------ ----------------------------------------------------------------    ----------------
------------------------ ----------------------------------------------------------------    ----------------
EDWARD C. GONZALES       Vice Chairman, Treasurer, and Trustee, Federated Investors;         $0
October 22, 1930         Vice President, Federated Advisers, Federated Management,

                         Federated Research, Federated Research Corp., Federated Global

President, Treasurer     Research Corp. and Passport Research, Ltd.; Executive Vice
and Principal            President and Director, Federated Securities Corp.; Trustee,
Financial Officer        Federated Shareholder Services Company; Trustee or Director of

                         funds distributed by Federated Securities Corp. and Edgewood
                         Services, Inc.; President, Executive Vice President and
                         Treasurer of funds distributed by Federated Securities Corp.

                         and Edgewood Services, Inc.

------------------------ ----------------------------------------------------------------    ----------------
------------------------ ----------------------------------------------------------------    ----------------
EUGENE P. BEARD          Vice Chairman - Finance and Operations, The Interpublic Group       $6,250
(birthdate)March    17,  of Companies, Inc.

1937

Director

------------------------ ----------------------------------------------------------------    ----------------





------------------------ ----------------------------------------------------------------    ----------------
JOHN R. WHITMORE         Senior Adviser, Bessemer Trust Company, N.A.; President and         $0

November 19, 1933        Chief Executive Officer of Bessemer Group, Inc. and
Director                 subsidiaries of Bessemer Trust Company, N.A. (1975-1998).

------------------------ ----------------------------------------------------------------    ----------------
------------------------ ----------------------------------------------------------------    ----------------
C. CHRISTINE THOMSON     Vice President and Assistant Treasurer of funds distributed by      $0
September 1, 1957        Federated Securities Corp. and Edgewood Services, Inc.

Vice President and
Assistant Treasurer

------------------------ ----------------------------------------------------------------    ----------------
------------------------ ----------------------------------------------------------------    ----------------
JOSEPH S. MACHI          Vice President, Federated Administrative Services; Director,        $0
May 22, 1962             Private Label Management, Federated Investors; Vice President

                         and Assistant Treasurer of certain funds for which Federated

Vice President and       Securities Corp. and Edgewood Services, Inc. are the principal
Assistant Treasurer      distributors.

------------------------ ----------------------------------------------------------------    ----------------
------------------------ ----------------------------------------------------------------    ----------------
C. GRANT ANDERSON        Corporate Counsel, Federated Investors.                             $0
November 6, 1940

Secretary

------------------------ ----------------------------------------------------------------    ----------------

As of February 10, 1999, the following shareholders of record owned 5% or more of a Fund's outstanding shares:

-------------------------------------------- ------------------------ -----------------
SHAREHOLDER                                  FUND                     PERCENT OWNED

-------------------------------------------- ------------------------ -----------------
-------------------------------------------- ------------------------ -----------------
Nadoit & Co. c/o Bessemer Trust Company      Core Equities Fund       97.43%
100 Woodbridge Center Drive                  Growth Opportunity Fund  98.65%
Woodbridge, NJ 07095                         International Fund       97.53%

                                             Fixed Income Fund        83.04%
                                             Municipal Bond Fund      93.75%

-------------------------------------------- ------------------------ -----------------
-------------------------------------------- ------------------------ -----------------
Miter & Co. for the benefit of 6K            Fixed Income Fund        16.81%
c/o Marshall & Isley Trust Co.               Municipal Bond Fund        6.17%

P.O. Box 2477
Milwaukee, WI 53202

-------------------------------------------- ------------------------ -----------------



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Funds. The Funds' investment adviser is Bessemer Trust Company, N.A., a national banking association.

The Adviser shall not be liable to the Corporation, the Funds, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

ADMINISTRATOR

Federated Administrative Services, a subsidiary of Federated Investors, Inc., provides all management and administrative services reasonably necessary for each Fund, other than those provided by the Adviser, subject to the supervision of the Board of Directors for a fee at an annual rate as specified below:

------------------ ------------------------------
     MAXIMUM        AVERAGE AGGREGATE DAILY NET
 ADMINISTRATIVE      ASSETS OF THE CORPORATION

       FEE

------------------ ------------------------------
      .150%        on the first $250 million

------------------ ------------------------------
------------------ ------------------------------
      .125%        on the next $250 million

------------------ ------------------------------
------------------ ------------------------------
      .100%        on the next $250 million

------------------ ------------------------------
------------------ ------------------------------
      .075%        on assets in excess of $750

                   million

------------------ ------------------------------

The administrative fee received during any fiscal year shall be at least $75,000 per Fund. Federated Administrative Services may choose voluntarily to reimburse a portion of its fee at any time.

The functions performed by FAS as administrator include, but are not limited to the following:

o    preparation,   filing  and  maintenance  of  the  Corporation's   governing
     documents, minutes of Directors' meetings and shareholder meetings;

o preparation and filing with the SEC and state regulatory authorities the Corporation's registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

o preparation, negotiation and administration of contracts on behalf of the Fund;

o supervision of the preparation of financial reports; o preparation and filing of federal and state tax returns;

o    assistance with the design, development and operation of a Fund; and

o    providing advice to the Funds and Corporation's Directors.

CUSTODIAN

Bessemer Trust Company (New Jersey) is the Funds' custodian. Pursuant to its agreement with the Funds, it is responsible for maintaining the books and records of each Fund's securities and cash and marketing each Fund's accounting and portfolio transaction records.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Fundamental Shareholder Services, Inc. is the Funds' transfer and dividend disbursing agent.

INDEPENDENT PUBLIC ACCOUNTANTS

Deloitte & Touche LLP are the independent public accountants for the Funds.

BROKERAGE TRANSACTIONS

The Adviser makes each Fund's portfolio decisions and determines the broker to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction (generally defined as best execution). When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Adviser or portfolio transactions may be effected by the Adviser. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to a Fund, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to that Fund. While it is impossible to place an actual dollar value on such investment information, its receipt by the Adviser probably does not reduce the overall expenses of the Adviser to any material extent. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best execution, the Adviser may consider sales of shares of a Fund as a factor in the selection of brokers to execute portfolio transactions for the Funds.

The investment information provided to the Adviser is of the type described in
Section 28(e) of the Securities Exchange Act of 1934 and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research services furnished by brokers through which each Fund effects securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its clients' accounts. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the Adviser determines in good faith that the amount of such transaction cost is reasonable in relation to the value of brokerage and research services provided by the executing broker. The Adviser may consider the sale of shares of a Fund by brokers including the Distributor as a factor in its selection of brokers of Fund transactions.

A Fund may deal in some instances in securities which are not listed on a national securities exchange but are traded in the over-the-counter market. It may also purchase listed securities through the third market. Where transactions are executed in the over-the-counter market or third market, that Fund will seek to deal with the primary market makers; but when necessary in order to obtain best execution, it will utilize the services of others. In all cases, each Fund will attempt to negotiate best execution.

For the fiscal year ended, October 31, 1998, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The Fund paid $78,552 in brokerage commissions for these transactions.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the Adviser, investments of the type the Funds may make may also be made by those other accounts. When the Funds and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to benefit the Funds.

DISTRIBUTION AND SERVICE PLAN

The Corporation has adopted a distribution and service plan (the Plan) for the Funds pursuant to Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Plan, the Funds entered into a distribution agreement and a shareholder servicing agreement with the Funds' distributor, Edgewood Services, Inc. (Edgewood) and a shareholder servicing agreement with Bessemer Trust Company, N.A. (Bessemer). Under the shareholder servicing agreement, Bessemer may receive payments from the Funds to permit it to make payments to broker-dealers for providing shareholder services. Bessemer is permitted (i) to receive a payment from the Funds attributable to Bessemer's clients (and its affiliates) for providing shareholder services to such clients and (ii) to receive payments to permit it to make payments to other financial institutions as shareholder servicing agents. Under its shareholder servicing agreement, Edgewood receives payments from the Funds' to permit it to make payments to broker-dealers for providing shareholder services.

The distribution agreement with Edgewood provides for reimbursement to Edgewood by the Funds for its distribution, promotional and advertising costs incurred in connection with the distribution of the Funds' shares.

In addition, each Fund will pay for telecommunications expenses incurred by the distributor in carrying out its obligations under the distribution agreement and shareholder servicing agreement and for costs incurred for preparing, printing and delivering the Funds' prospectus to existing shareholders and preparing and printing subscription application forms for shareholder accounts.

FEES PAID BY THE FUNDS FOR SERVICES

FOR THE FISCAL YEAR ENDED OCTOBER 31, 1998



---------------------------------------------------------------- ---------------------------------------
                                                                               12B-1 FEES
---------------------------------------------------------------- ---------------------------------------
-------------------- ------------ -------------- --------------- ------------- ------------- -----------
FUND NAME            ADVISORY     BROKERAGE      ADMINISTRATIVE  DISTRIBUTION  SHAREHOLDER   OTHER
                     FEE/ FEE     COMMISSIONS    FEE/ FEE        PLAN FEE      SERVICING     SERVICES
                     WAIVED                      WAIVED                        FEE/ FEE      FEE
                                                                               WAIVED

-------------------- ------------ -------------- --------------- ------------- ------------- -----------
-------------------- ------------ -------------- --------------- ------------- ------------- -----------
CORE EQUITIES FUND   $86,185/     $94,504        $18,469/        $6,330        $30,785       $0
1                    $86,185                     $1,343
-------------------- ------------ -------------- --------------- ------------- ------------- -----------
-------------------- ------------ -------------- --------------- ------------- ------------- -----------
GROWTH OPPORTUNITY   $800,868/    $446,604       $150,174/       $4,134        $250,274      $362
FUND                 $64,114                     $30,043
-------------------- ------------ -------------- --------------- ------------- ------------- -----------
-------------------- ------------ -------------- --------------- ------------- ------------- -----------
INTERNATIONAL FUND   $1,207,447/  $814,629       $231,936/       $13,988       $386,545      $1,279
                     $0                          $52,373
-------------------- ------------ -------------- --------------- ------------- ------------- -----------
-------------------- ------------ -------------- --------------- ------------- ------------- -----------
FIXED INCOME FUND 2  $8,353/      $0             $2,784/         $6,240        $4,641        $0
                     $8,353                      $158
-------------------- ------------ -------------- --------------- ------------- ------------- -----------
-------------------- ------------ -------------- --------------- ------------- ------------- -----------
MUNICIPAL BOND       $17,420/     $0             $5,807/         $5,550        $9,681        $0
FUND 3               $17,420                     $408
-------------------- ------------ -------------- --------------- ------------- ------------- -----------



1 For the period from March 2, 1998 (commencement of operations).

2 For the period from March 12, 1998 (commencement of operations).

3 For the period from March 6, 1998 (commencement of operations).

FOR THE FISCAL YEAR ENDED OCTOBER 31, 1997

----------------------------------------------------------------

----------------------------------------------------------------
-------------------- ------------ -------------- ---------------
FUND NAME            ADVISORY     BROKERAGE      ADMINISTRATIVE
                     FEE/ FEE     COMMISSIONS    FEE/ FEE
                     WAIVED                      WAIVED

-------------------- ------------ -------------- ---------------
-------------------- ------------ -------------- ---------------
GROWTH OPPORTUNITY   $82,117/     $187,672       $15,397/
FUND4                $82,117                     $2,533
-------------------- ------------ -------------- ---------------
-------------------- ------------ -------------- ---------------
INTERNATIONAL FUND   $1,381,951/  $678,497       $266,388/
                     $1,978                      $40,776
-------------------- ------------ -------------- ---------------
4 For the period from February 28, 1997 (commencement of operations).

FOR THE FISCAL YEAR ENDED OCTOBER 31, 1996

----------------------------------------------------------------

----------------------------------------------------------------
-------------------- ------------ -------------- ---------------
FUND NAME            ADVISORY     BROKERAGE      ADMINISTRATIVE
                     FEE/ FEE     COMMISSIONS    FEE/ FEE
                     WAIVED                      WAIVED

-------------------- ------------ -------------- ---------------
-------------------- ------------ -------------- ---------------
INTERNATIONAL FUND   $990,632/    $462,315       $175,182/ $0
                     $29,346
-------------------- ------------ -------------- ---------------

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise each Fund's share performance by using the Security and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for a Fund's shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

The yield of a Fund's shares is calculated by dividing: (i) the net investment income per share earned by the shares over a thirty-day period by (ii) the maximum offering price per share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Municipal Income Fund's shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund's shares, the Fund's share performance is lower for shareholders paying those fees.



AVERAGE ANNUAL TOTAL RETURNS

Total returns shown for the one-year, five-year and since inception periods ended October 31, 1998.

----------------------- -------------- -------------- --------------- ------------- --------------
         FUND               CORE       INTERNATIONAL      GROWTH         FIXED        MUNICIPAL
                        EQUITIES FUND      FUND        OPPORTUNITY    INCOME FUND     BOND FUND

   (inception date)       (March 2,    (October 22,        FUND        (March 12,     (March 6,
                            1998)          1993)      (February 28,      1998)          1998)

                                                          1997)

----------------------- -------------- -------------- --------------- ------------- --------------
----------------------- -------------- -------------- --------------- ------------- --------------
One Year Return              N/A         (10.20)%        (10.10)%         N/A            N/A
Five Year Return             N/A           1.60%           N/A            N/A            N/A
Since Inception Return      0.10%          1.80%          3.70%          9.30%          6.20%
----------------------- -------------- -------------- --------------- ------------- --------------



TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature for the Municipal Bond Fund. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from regular Federal income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the Federal alternative minimum tax and state and/or local taxes.



TAXABLE YIELD EQUIVALENT FOR 1999 MUNICIPAL BOND FUND

FEDERAL INCOME TAX BRACKET:      15.00%         28.00%         31.00%        36.00%       39.60%
Joint Return                   $1-43,050 $43,051-104,05$104,051-158,550$158,551-283,150     Over
                                                                                         283,150
Single Return                  $1-25,750 $25,751-62,450$62,451-130,250 $130,251-283,150     Over
                                                                                         283,150
TAX EXEMPT YIELD:              TAXABLE YIELD EQUIVALENT:
--------------------------------
1.00%                             1.18%          1.39%          1.45%         1.56%        1.66%
1.50%                             1.76%          2.08%          2.17%         2.34%        2.48%
2.00%                             2.35%          2.78%          2.90%         3.13%        3.31%
2.50%                             2.94%          3.47%          3.62%         3.91%        4.14%
3.00%                             3.53%          4.17%          4.35%         4.69%        4.97%
3.50%                             4.12%          4.86%          5.07%         5.47%        5.79%
4.00%                             4.71%          5.56%          5.80%         6.25%        6.62%
4.50%                             5.29%          6.25%          6.52%         7.03%        7.45%
5.00%                             5.88%          6.94%          7.25%         7.81%        8.28%
5.50%                             6.47%          7.64%          7.97%         8.59%        9.11%
6.00%                             7.06%          8.33%          8.70%         9.38%        9.93%
6.50%                             7.65%          9.03%          9.42%        10.16%       10.76%
7.00%                             8.24%          9.72%         10.14%        10.94%       11.59%
7.50%                             8.82%         10.42%         10.87%        11.72%       12.42%
8.00%                             9.41%         11.11%         11.59%        12.50%       13.25%



NOTE: THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE TAXABLE YIELD EQUIVALENT.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

     o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

     o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

     o information about the mutual fund industry from sources such as the Investment Company Institute.

Each Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

Each Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

CDA/WIESENBERGER INVESTMENT COMPANY SERVICES. Mutual fund rankings and data that ranks and/or compares mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors.

DOW JONES INDUSTRIAL AVERAGE (DJIA). Represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

EUROPE, AUSTRALIA, AND FAR EAST INDEX. A standard unmanaged foreign securities index representing major non-U.S. stock markets, as monitored by Morgan Stanley Capital International. EAFE returns are in U.S. dollars.

FINANCIAL PUBLICATIONS. The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune and Money magazines, among others--provide performance statistics over specified time periods.

LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX. Composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

LIPPER ANALYTICAL SERVICES, INC. Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

MOODY'S INVESTORS SERVICE, INC., FITCH IBCA, INC. AND STANDARD & POOR'S. Various publications.

MORNINGSTAR, INC. An independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

RUSSELL 2500 INDEX. Measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 23% of the total market capitalization of the Russell 3000 Index.

STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (S&P 500). Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S & P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S & P figures.

WILSHIRE ASSOCIATES. An on-line database for international financial and economic data including performance measures for a wide range of securities.

WILSHIRE 2000 EQUITY INDEX. Consists of nearly 2,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.

The Adviser may also include performance information in such advertisements or information furnished to current or prospective shareholders not only regarding the Adviser's performance since Hermoine Davies, the International Fund's portfolio manager, joined the Adviser in 1986, but also regarding Ms. Davies' personal investment performance when she was responsible for Japanese investments and management of the offshore unit trust Pacific Fund of Guinness Mahon and Co. Ltd. In addition, the Adviser may also include performance information regarding the Adviser's performance since Harry Rekas, the Growth Opportunity Fund's portfolio manager, joined the Adviser in 1996, but also regarding Mr. Rekas' personal investment performance since 1993 when he managed the Capital Appreciation portfolio of AIG Investment Management Corporation, a portfolio which was focused on small and mid-capitalization equities. Also, the Adviser may include performance information regarding the Adviser's performance since John D. Chadwick, the Core Equities Fund's portfolio manager, Harold S. Woolley, the Fixed Income Fund's portfolio manager and Bruce A. Whiteford, the Municipal Bond Fund's portfolio manager joined the Adviser, but also regarding Mr. Chadwick's personal investment performance while at Kidder Peabody & Co., Mr. Woolley's personal investment performance while at Equitable Investment Management Corp., and Mr. Whiteford's personal investment performance while at Chase Manhattan Bank, N.A.

ACCOUNT INFORMATION AND PRICING OF SHARES

NET ASSET VALUE

For purposes of determining each Fund's net asset value per share, readily marketable portfolio securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Fund securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter are valued at the mean of the current bid and asked prices from such sources as the Board of Directors deems appropriate to reflect their fair value.

United States government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors designed to reflect in good faith the fair value of such securities.

As indicated in the prospectus, the net asset value per share of each Fund's shares will be determined as of the close of the regular trading session of the New York Stock Exchange (the "NYSE") on each day that the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. However, the NYSE may close on days not included in that announcement.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the International Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.

VOTING RIGHTS

Each share of a Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund, only shares of that Fund or class are entitled to vote.

Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of shareholders will be called by the Directors upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.

HOW ARE THE FUNDS TAXED?

FEDERAL INCOME TAX

Each Fund will be treated as a single, separate entity for Federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by each Fund.

Each Fund has elected to be treated as and intends to qualify annually as a regulated investment company pursuant to the provisions of Subchapter M of the Internal Revenue Code (the "Code"). The Funds did so qualify for the previous taxable year. By so qualifying, each Fund generally will not be subject to Federal income tax to the extent that it distributes its investment company taxable income and net capital gains in the manner required under the Code. In addition, the Code subjects regulated investment companies, such as the Funds, to a non-deductible 4% excise tax in each calendar year to the extent that such investment companies do not distribute substantially all of their taxable investment income and capital gain, generally determined on a calendar year basis and the one year period ending October 31 of each calendar year, respectively.

Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of the net short-term capital gains (generally including any net option premium income) over net long-term capital losses). Investment company taxable income will be distributed annually by the Funds. Each Fund intends to distribute, at least annually, substantially all net capital gains (the excess of net long-term capital gains over net short-term capital losses). Shareholders will be advised as to the amount of the capital gains distribution, which are generally taxable at a maximum rate of 20% for non-corporate shareholders (25% in the case of certain capital gains distributions from REITs). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains to reduce the amount of distributions paid. In addition, any losses incurred in the taxable year subsequent to October 31 will be deferred to the next taxable year an used to reduce subsequent year distributions. You may choose whether to receive dividends and distributions in cash or to reinvest in additional shares of the class in which you are invested at the next determined net asset value without a sales load, but you will be subject to tax in the manner described herein even if you choose to have your dividends and distributions reinvested in additional shares.

Dividends from net investment income or distributions of net realized short-term securities gains to shareholders generally are taxable as ordinary income whether received in cash or reinvested in additional shares. Distributions of net capital gains to shareholders are taxable as capital gains whether received in cash or reinvested in additional shares.

Special tax rules may apply to a Fund's acquisition of futures contracts, forward contracts, and options on futures contracts. Such rules may, among other things, affect whether gains and losses from such transactions are considered to be short-term or long-term, may have the effect of deferring losses and/or accelerating the recognition of gains or losses.

It is anticipated that a portion of the ordinary income dividends paid by the Funds will qualify for the dividends-received deduction available to corporations. Shareholders will be notified at the end of the year as to the amount of the dividends that qualify for the dividends received deduction.

The Funds may be required to withhold for Federal income tax ("backup withholding") 31% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number or to make required certifications, or where a Fund or shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from backup withholding.

Notice as to the tax status of your dividends and distributions is mailed to you annually. You also will receive periodic summaries of your account. Dividends and distributions may be subject to state and local taxes. Dividends paid or credited to accounts maintained by non-resident shareholders may also be subject to U.S. non-resident withholding taxes. You should consult your tax adviser regarding specific questions as to Federal, state and local income and withholding taxes.

FOR MUNICIPAL BOND FUND ONLY

The Fund's policy is to distribute as exempt-interest dividends each year 100% of its tax-exempt interest income, net of certain deductions. Exempt-interest dividends are dividends paid by the Fund that are attributable to interest that is exempt from regular Federal income tax, and are designated by the Fund as exempt-interest dividends in a written notice mailed to the Fund's shareholders. The percentage of the total dividends paid by the Fund during any taxable year that qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends during the year.

Exempt-interest dividends are to be treated by the Fund's shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. The amount of such interest received will have to be disclosed on the shareholders' Federal income tax returns. A shareholder is advised to consult its tax advisors with respect to whether exempt-interest dividends retain the exclusion under Section 103 of the Code is such shareholder would be treated as a "substantial user" or "related person" under Section 147(a) of the Code with respect to some or all of the "private activity" bonds, if any, held by the Fund. If a shareholder receives an exempt-interest dividend with respect to any share an such share has been held for six months or less, then any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. The Code provides that interest on indebtedness incurred, or continued, to purchase or carry certain tax-exempt securities such as shares of the Fund is not deductible. Therefore, among other consequences, a certain proportion of interest on indebtedness incurred, or continued, to purchase or carry securities on margin may not be deductible during the period an investor holds shares of the Fund. For Social Security recipients, interest on tax-exempt bonds, including exempt-interest dividends paid by the Fund, is to be added to adjusted gross income for purposes of computing the amount of social security benefits includible in gross income. Taxpayers are required to include as an item of tax preference for purposes of the Federal alternative minimum tax all tax-exempt interest on "private activity" bonds issued after August 7, 1986 (generally, a bond issue in which more than 10% of the proceeds are used in a non-governmental trade or business) (other than Section 501(c)(3) bonds). This provision will apply to the portion of the exempt-interest dividends from the Fund's assets that are attributable to such post-August 7, 1986 private activity bonds. Corporations are required to increase their alternative minimum taxable income for purposes of calculating their alternative minimum tax liability by 75% of the amount by which the adjusted current earnings (which will include tax-exempt interest) of the corporation exceeds the alternative minimum taxable income (determined without this item). In addition, in certain cases, Subchapter S corporations with accumulated earnings and profits from Subchapter C years are subject to a minimum tax on excess "passive investment income" which includes tax-exempt interest.

The Fund may realize short-term or long-term capital gains or losses from its portfolio transactions. The Fund may also realize short-term or long-term capital gains or accrued market discount upon the maturity or disposition of securities acquired at discounts resulting from market fluctuations. Short-term capital gains and accrued market discount will be taxable to shareholders as ordinary income. Any net capital gains (the excess of its net realized long-term capital gain over its net realized short-term capital loss) will be distributed annually to shareholders. The Fund will have no tax liability with respect to distributed net capital gains and the distributions will be taxable to shareholders as long-term capital gains regardless of how long the shareholders have held their shares. However, shareholders who at the time of such as net capital gain distribution have not held their shares for more than 6 months, and who subsequently dispose of those shares at a loss, will be required to treat such loss as a long-term capital loss to the extent of the net capital gain distribution. Distributions of net capital gain will be designated as a "capital gain dividend" in a written notice mailed to the Fund's shareholders after the close of the Fund's taxable year. Capital gains realized by corporations are generally taxed at the same rate as ordinary income. However, long-term capital gains that have a holding period of more than 12 months realized by non-corporate shareholders are taxable at a maximum rate of 20%. Corresponding maximum rate and holding period rules apply with respect to capital gains distributed by the Fund without regard to the length of time shares have been held by the holder.

The Fund intends to distribute at least 90% of its investment company taxable income (taxable income subject to certain adjustments exclusive of the excess of its net long-term capital gain over its net short-term capital loss) for each taxable year. These distributions will be taxable to shareholders as ordinary income. The Fund will be subject to Federal income tax on any undistributed investment company taxable income. Expenses paid or incurred by the Fund will be allocated between tax-exempt and taxable income in the same proportion as the amount of the Fund's tax-exempt income bears to the total of such exempt income and its gross income (excluding from gross income the excess of capital gains over capital losses). If the Fund does not distribute at least 98% of its ordinary income and 98% of its capital gain net income for a taxable year, the Fund will be subject to a nondeductible 4% excise tax on the excess of such amounts over the amounts actually distributed.

From time to time, proposals have been introduced before Congress to restrict or eliminate the Federal income tax exemption for interest on Municipal Obligations. If such a proposal were introduced and enacted in the future, the ability of the Fund to pay exempt-interest dividends would be adversely affected and the Fund would reevaluate its investment objective and policies and consider changes in the structure.

In South Carolina v. Baker, the United States Supreme Court held that the Federal government may constitutionally require states to register bonds they issued and may subject the interest on such bonds to Federal tax if not registered, and that there is no constitutional prohibition against the Federal government's taxing the interest earned on state or other municipal bonds. The Supreme Court's decision affirms the authority of the Federal government to regulate and control bonds such as the Municipal Obligations and to tax such bonds in the future. The decision does not, however, affect the current exemption from regular income taxation of the interest earned on the Municipal Obligations in accordance with Section 103 of the Code.

FOREIGN INVESTMENTS

Investment income on certain foreign securities purchased by the Funds may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would be subject. The effective rate of foreign tax cannot be predicted since the amount of the Funds' assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from the Funds may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

The Funds may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company (PFIC). The Funds may be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Funds' assets at the end of the tax year is represented by stock or securities of foreign corporations, the Funds may qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Funds' foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

FINANCIAL INFORMATION

The Financial Statements for the fiscal year ended October 31, 1998, are incorporated herein by reference to the Funds' Annual Report to shareholders dated October 31, 1998.

APPENDIX

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degrees.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     o    Leading market positions in well established industries.

     o    High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

     o Well established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES


OLD WESTBURY FUNDS, INC.                  5800 Corporate Drive
                                          Pittsburgh, Pennsylvania 15237-7010

Distributor

EDGEWOOD SERVICES, INC.                   Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779

Investment Adviser

BESSEMER TRUST COMPANY, N.A.              630 Fifth Avenue
                                          New York, New York 10111

Custodian

BESSEMER TRUST COMPANY (NEW JERSEY)       100 Woodbridge Center Drive
                                          Woodbridge, New Jersey 07095

Transfer Agent and Dividend
     Disbursing Agent

FUNDAMENTAL SHAREHOLDER SERVICES, INC.    11 West 25th Street

                                          7th Floor
                                          New York, New York 10010-2001


Independent Auditors

DELOITTE & TOUCHE LLP                          Two World Financial Center
                                               New York, New York 10281

Cusip 680414307
Cusip 680414208
Cusip 680414109
Cusip 680414406
Cusip 680414505

G02009-06 (2/99)

ITEM 23. FINANCIAL STATEMENTS AND EXHIBITS.

     (a)  Form of Articles of Incorporation of the Registrant.

     (b)  Copy of By-laws of the Registrant; 3

     (c)  Not applicable.

     (d)(i) Conformed copy of Advisory Contract between the Registrant, on behalf of the International Fund, and Bessemer Trust Company, N.A.; 3

          (ii)Conformed copy of Advisory Contract between the Registrant, on behalf of the Growth Opportunity Fund, and Bessemer Trust Company, N.A.; 7

          (iii)Conformed copy of Advisory  Contract  between the Registrant,  on
               behalf  of  the  Core   Equities   Fund,   and   Bessemer   Trust
               Company,N.A.;8

          (iv)Conformed copy of Advisory  Contract  between the  Registrant,  on
               behalf  of  the   Fixed   Income   Fund,   and   Bessemer   Trust
               Company,N.A.;8

          (v)  Conformed copy of Advisory  Contract  between the Registrant,  on
               behalf  of  the   Municipal   Bond  Fund,   and  Bessemer   Trust
               Company,N.A.;8

     (e)(i) See Conformed copy of Distribution Agreement filed as Exhibit m(iii) herein; 5 (f) Not applicable.

     (g) Conformed copy of Custody Agreement between the Registrant and Bessemer Trust Company (New Jersey); 1 (h) Conformed copy of Administrative Services Agreement between the Registrant and Federated Administrative Services for the Fund, on behalf of the

     International Fund and Growth Opportunity Fund; 5

     (i) Conformed copy of Opinion of Messrs. Battle Fowler, as to the legality of the securities being registered, including their consent to the filing thereof and to the use of their name under the heading "Dividends, Distributions and Taxes" in the Prospectus; 1

     (j) Conformed copy of Consent of Independent Public Accountants; + (k) Not applicable.

     (l) Conformed copy of written assurance of SFG Investors II Limited Partnership, that its purchase of shares of the Registrant was for investment purposes without any present intention of redeeming or reselling; 1

+ All exhibits have been filed electronically.

1. Incorporated herein by reference from Pre-Effective Amendment No. 1 to this Registration Statement as filed with the SEC on October 5, 1993.

3 Incorporated herein by reference from Post-Effective Amendment No. 3 to this Registration Statement as filed with the SEC on February 28, 1996.

5. Incorporated by reference from the Post-Effective Amendment No. 7 to this Registration Statement as filed with the SEC on February 26, 1997.

7. Incorporated by reference from the Post-Effective Amendment No. 9 to this Registration Statement as filed with the SEC on December 8, 1997.

8. Incorporated by reference from the Post-Effective Amendment No. 10 to this Registration Statement as filed with the SEC on February 25, 1998.

     (m)(i) Copy of Amended and Restated Distribution and Service Plan adopted by the Registrant, on behalf of the International Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940; 4

     (ii) Copy of Distribution and Service Plan adopted by the Registrant, on behalf of the Growth Opportunity Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940; 4

     (iii)Copy of Distribution and Service Plan adopted by the Registrant, on behalf of the Core Equities Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940; 7

     (iv) Copy of Distribution and Service Plan adopted by the Registrant, on behalf of the Fixed Income Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940; 7

     (v) Copy of Distribution and Service Plan adopted by the Registrant, on behalf of the Municipal Bond Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940; 7

     (vi) Conformed copy of Distribution Agreement between the Registrant and Edgewood Services, Inc., on behalf of the International Fund (Ex. A), and Growth Opportunity Fund (Ex. B); 5

     (vii)Conformed  copy of Exhibit C to  Distribution  Agreement  on behalf of
          Fixed  Income  Fund;  8  (viii)   Conformed   copy  of  Exhibit  D  to
          Distribution Agreement on behalf of Core Equities Fund; 8

     (ix) Conformed copy of Exhibit E to Distribution Agreement on behalf of Municipal Bond Fund; 8

     (x)  Conformed  copy  of  Shareholder   Servicing   Agreement  between  the
          Registrant, on behalf of the International Fund, and Bessemer Trust Company, N.A.; 1

+ All exhibits have been filed electronically.

1. Incorporated herein by reference from Pre-Effective Amendment No. 1 to this Registration Statement as filed with the SEC on October 5, 1993.

4. Incorporated herein by reference from the Post-Effective Amendment No. to this Registration Statement as filed with the SEC on November 26, 1996.

5. Incorporated by reference from the Post-Effective Amendment No. 7 to this Registration Statement as filed with the SEC on February 26, 1997.

7. Incorporated by reference from the Post-Effective Amendment No. 9 to this Registration Statement as filed with the SEC on December 8, 1997.

8. Incorporated by reference from the Post-Effective Amendment No. 10 to this Registration Statement as filed with the SEC on February 25, 1998.

          (xi) Conformed copy of Shareholder Servicing Agreement between the Registrant, on behalf of the Growth Opportunity Fund, and Bessemer Trust Company, N.A.; 7

          (xii)Conformed copy of Shareholder Servicing Agreement between the Registrant, on behalf of the Core Equities Fund, and Bessemer Trust Company, N.A.; 8

         (xiii)Conformed copy of Shareholder Servicing Agreement between the Registrant, on behalf of the Fixed Income Fund, and Bessemer Trust Company, N.A.; 8

         (xiv) Conformed copy of Shareholder Servicing Agreement between the Registrant, on behalf of the Municipal Bond Fund, and Bessemer Trust Company, N.A.; 8

         (xv) Conformed copy of Amended and Restated Shareholder Servicing Agreement between the Registrant, on behalf of the International Fund, and Edgewood Services, Inc.; 4

         (xvi) Conformed copy of Shareholder Servicing Agreement between the Registrant, on behalf of the Growth Opportunity Fund, and Edgewood Services, Inc.; 8

        (xvii) Conformed copy of Shareholder Servicing Agreement between the Registrant, on behalf of the Core Equities Fund, and Edgewood Services, Inc.; 8 (xviii) Conformed copy of Shareholder Servicing Agreement between the Registrant, on behalf of the Fixed Income Fund, and Edgewood Services, Inc.; 8 (xix) Conformed copy of Shareholder Servicing Agreement between the Registrant, on behalf of the Municipal Bond Fund, and Edgewood Services,

               Inc.; 8

        (n)    Copy of Financial Data Schedules; +
        (o)    Not Applicable.
        (p)           Conformed copy of Power of Attorney; 9

ITEM 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
               None.

ITEM 25.       INDEMNIFICATION. 5

+ All exhibits have been filed electronically.

4. Incorporated herein by reference from the Post-Effective Amendment No. 5 to this Registration Statement as filed with the SEC on November 26, 1996.

5. Incorporated by reference from the Post-Effective Amendment No. 7 to this Registration Statement as filed with the SEC on February 26, 1997.

7. Incorporated by reference from the Post-Effective Amendment No. 9 to this Registration Statement as filed with the SEC on December 8, 1997.

8. Incorporated by reference from the Post-Effective Amendment No. 10 to this Registration Statement as filed with the SEC on February 25, 1998.

9. Incorporated by reference from the Post-Effective Amendment No. 11 to this Registration Statement as filed with the SEC on December 22, 1998.

ITEM 26.       BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

               The description of Bessemer Trust Company, N.A. under the caption "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting parts A and B, respectively, of the Registration Statement are incorporated herein by reference.

               To the knowledge of Registrant, none of the directors or officers of the Investment Adviser, except those set forth below, is or has been, at any time during the past two fiscal years employed by any entity other than the Investment Adviser.




                             POSITION WITH
NAME                         INVESTMENT ADVISOR           OTHER BUSINESS CONNECTIONS


William Acquavella           Director                     Principal owner of Acquavella Galleries, Inc.

Stephen A. Baxley            Senior Vice Pres.            Assistant Director of Taxes, Rockefeller & Co., Inc.

Rolf Brunner                 Vice President               Vice President, Coutts & Co.

Harry Joseph Fenzel          Vice President               President, Fenzel & Co.

William H. Forsyth, Jr.      Exec. Vice Pres.             Partner, Lane & Mittendorf

Orion L. Hoch                Director                     Chairman Emeritus, Litton Industries

Preston H. Koster            Senior Vice Pres.            Client Advisor, V.P., J.P. Morgan

Anne M. McDermott            Vice President               Investment Analyst, Sovereign Asset Management

David Ellis McNeel           Senior Vice Pres.            Senior Vice Pres., 1st National Bank of Chicago

Donovan Moore                Vice President               Director Institutional Marketing, Trevor Stewart Burton & Jacobsen

Michael Popow                Vice Pres., Investment       Portfolio Manager, Griffin Capital

Harry P. Rekas               Senior Vice Pres.            Vice Pres., Portfolio Manager, AIG Global Investment

Jennifer C. Shore            Vice Pres., Investment       Analyst, Evergreen Asset Management

Malcolm P. Travelstead       Senior Vice Pres.            Relationship Manager, Chase Manhattan Bank

Jack H. Walston              Senior Vice Pres.            Private Banker/Team Leader/Head of Domestic Private Banking,
                                                          Union Bank of Switzerland

Bruce A. Whiteford           Senior Vice Pres.            Vice President, Chase Manhattan Bank

ITEM 27.Principal Underwriters:

               (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
                    Deutsche Portfolios, Deutsche Funds, Inc., Excelsior Funds, Excelsior Funds, Inc., (formerly, UST Master Funds, Inc.), Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Tax-Exempt Funds, Inc.), FTI Funds, FundManager Portfolios, Great Plains Funds, Old Westbury Funds, Inc., Robertsons Stephens Investment Trust, WesMark Funds, WCT Funds.

               (b)

           (1)                          (2)                         (3)
Name and Principal               Positions and Offices     Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR              WITH REGISTRANT


Lawrence Caracciolo             Director, President,               --
5800 Corporate Drive            Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Arthur L. Cherry                Director,                          --
5800 Corporate Drive            Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

J. Christopher Donahue          Director,                          --
5800 Corporate Drive            Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Thomas P. Sholes                Vice President,                    --
5800 Corporate Drive            Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Ernest L. Linane                Assistant Vice President,          --
5800 Corporate Drive            Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Christine T. Johnson            Assistance Vice President,         --
5800 Corporate Drive            Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Denis McAuley                   Treasurer,                         --
5800 Corporate Drive            Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Leslie K. Ross                  Secretary,                         --
5800 Corporate Drive            Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Amanda J. Reed                  Assistant Secretary,               --
5800 Corporate Drive            Edgewood Services, Inc.
Pittsburgh, PA 15237-5829



ITEM 28.       Location of Accounts and Records:

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                     Federated Investors Tower
                                               1001 Liberty Avenue
                                               Pittsburgh, PA 15222-3779

                                               5800 Corporate Drive
                                               Pittsburgh, PA  15237-7010

Fundamental Shareholder                        11 West 25th Street, 7th Floor
  Services, Inc.                               New York, NY  10010-2001

("Transfer Agent and Dividend
Disbursing Agent")

Federated Administrative Services              Federated Investors Tower
("Administrator")                              Pittsburgh, PA  15222-3779

Bessemer Trust Company, N.A.                   630 Fifth Avenue
("Adviser")                                    New York, NY  10111

Bessemer Trust Company(New Jersey)             100 Woodbridge Center
("Custodian")  Woodbridge, NJ  07095

ITEM 29.       MANAGEMENT SERVICES.

               Not applicable.

ITEM 30.       UNDERTAKINGS.

               The Registrant undertakes to call a meeting of the stockholders for purposes of voting upon the question of removal of a director or directors, if requested to do so by the holders of at least 10% of the Portfolios' outstanding shares, and the Registrant shall assist in communications with other stockholders.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, OLD WESTBURY FUNDS, INC. certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 25th day of February, 1999.

                            OLD WESTBURY FUNDS, INC.

                             .......By: /s/ C. Grant Anderson
                             .......C. Grant Anderson, Secretary
                             .......Attorney in Fact for Edward C. Gonzales

                                February 25, 1999

        Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

               NAME          .......        TITLE                    DATE

        Edward C. Gonzales*  President and Treasurer          February 25, 1998
                             .......(Chief Executive Officer and
                             .......Principal Financial and
                             .......Accounting Officer)


        Howard D. Graves*           Director

        Robert M. Kaufman*   Director

        Eugene P. Beard*            Director

*By:    /S/ C. GRANT ANDERSON

        C. Grant Anderson

        As Attorney-in-fact for Edward C. Gonzales